OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	January 31, 2014
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .20.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21734

PIMCO Global StocksPLUS ® & Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2012

Date of reporting period:	September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORT TO SHAREHOLDERS

September 30, 2011

PIMCO Global StocksPLUS® & Income Fund

PIMCO High Income Fund

Contents

Letter to Shareholders	2–3

Fund Insights	4–7

Performance & Statistics	8–9

Schedules of Investments	10–28

Statements of Assets and Liabilities	29

Statements of Operations	30

Statements of Changes in Net Assets	31–32

Statements of Cash Flows	33

Notes to Financial Statements	34–60

Financial Highlights	61–62

Annual Shareholder Meeting Results/Changes in Investment Policy/Proxy Voting Policies & Procedures	63

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	64–68

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	1

Dear Shareholder:

The U.S. and global economies slowed considerably during the six-month fiscal period ended September 30, 2011. Behind the slowdown was a series of geopolitical and economic problems: Europe’s sovereign debt crisis appeared to both widen and deepen. The Middle East was rocked by unrest, which pushed energy prices higher. An earthquake-sparked nuclear meltdown in Japan interrupted the smooth functioning of the global economy’s supply chain. In the United States, there was an unprecedented downgrading of the U.S. government’s once pristine credit rating. The result of all of this was extraordinary market volatility, and an end, at least for the moment, of the powerful stock market rally that began in the spring of 2009. The volatility and uncertainty, meanwhile, was a boon for a surging U.S. Treasury market.

Hans W. Kertess Chairman Brian S. Shlissel President & CEO

The Six-Month Period in Review

For the six-month reporting period ended September 30, 2011:

• PIMCO Global StocksPLUS® & Income Fund declined 19.95% on net asset value (“NAV”) and 23.20% on market price.

• PIMCO High Income Fund declined 13.88% on NAV and 13.82% on market price.

During the review period, the Standard & Poor’s 500 Index, a proxy for the U.S. stock market, declined 13.78% and the MSCI Europe, Australasia and Far East Index (“EAFE”) declined 17.74% in U.S. dollar terms. The BofA Merrill Lynch U.S. High Yield Index fell 7.09%. The broad bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 6.20% for the reporting period while the Barclays Capital U.S. Treasury Bond Index returned 5.88%.

Warning Congress that “the recovery is close to faltering,” Ben Bernanke, the chairman of the Federal Reserve (“the Fed”), told Congress that new stimulus measures were needed to prevent another recession. The Fed indicated it would sell $400 billion of shorter-term Treasury securities and use the proceeds to buy longer-term securities. The goal of this so-called “Operation Twist” was to lower longer-term interest rates, which would “contribute to a broad easing in financial market conditions that will provide additional stimulus to support the economic recovery.” The

PIMCO Global StocksPLUS® & Income Fund
2	PIMCO High Income Fund Semi-Annual Report | 9.30.11

Fed also revealed it would leave its key federal funds rate unchanged at between 0% and 0.25% through the middle of 2013.

The market uncertainty and unrest caused many investors to shift out of equities and into the perceived safe haven of U.S. government debt. The resulting surge in Treasury prices pushed yields on the benchmark 10-year bond to an astonishing 1.72%, its lowest level in over half a century. The 10-year bond had yielded as much as 3.59% earlier in the six-month period.

The Road Ahead

In our last report, we indicated that another recession seemed unlikely. We cautiously maintain this outlook. But we also believe that economic growth is likely to remain modest for the near future. Until the job and housing markets recover and until Europe’s persistent debt crisis clears up, among other things, it is difficult to be more sanguine. But we do not believe the U.S. will fall into another recession, which is defined as two consecutive quarters of negative economic growth.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	3

PIMCO Global StocksPLUS® & Income Fund Fund Insights

September 30, 2011 (unaudited)

For the six-month period ended September 30, 2011, PIMCO Global StocksPLUS® & Income Fund (the “Fund”) returned -19.95% on net asset value (“NAV”) and -23.20% on market price.

A confluence of events dragged down the global financial markets during the reporting period. Investors who assumed greater risk during the period generally experienced weak results, as lower quality securities typically underperformed higher rated securities.

The global equity markets began the reporting period on the right foot, as stock prices generally rallied in April 2011. Stock prices were initially supported by first quarter corporate earnings that often exceeded expectations, optimism for a strengthening economy and robust investor demand. However, these gains were quickly erased as the global equity markets fell sharply during the last five months of the reporting period. Global economic data was generally disappointing, which led to concerns of a double-dip recession. Furthermore, U.S. Treasuries were downgraded by Standard & Poor’s and there were increased fears of contagion from the escalating European sovereign debt crisis.

After initially moving higher, U.S. government bond yields moved sharply lower during the reporting period, as many investors flocked to the relative safety of U.S. Treasuries. At one point, the yield on the 10 year Treasury fell to 1.72%, a level not seen since the 1940s. Overall, the spread sectors (non-Treasuries) generated weak results during the reporting period and underperformed equal duration Treasuries.

Equity exposure detracted from returns

Fund performance was negatively impacted by a 51% average exposure to U.S. equities during the reporting period. This was accomplished by utilizing S&P 500 futures contracts, along with a defensive option strategy that sought to generate income and limit losses. The Fund was also hindered by exposure to foreign stocks. The Fund utilized total return swaps to gain

PIMCO Global StocksPLUS® & Income Fund
4	PIMCO High Income Fund Semi-Annual Report | 9.30.11

access to the MSCI EAFE Index. The Fund’s average exposure to foreign stocks during the reporting period was 49%.

The Fund’s option strategy recouped a portion of U.S. equity losses. This was primarily the result of written calls that expired “at or slightly out-of-the-money” when the market was declining. In particular, the option strategy contributed to returns as the sharp decline in domestic equities in the third quarter pushed purchased puts deep “into the money” and written calls “out of the money.”

Allocations to spread sectors also hurt results

As a review, a small portion of the Fund’s assets are invested in futures contracts and total return swaps. These instruments allow the Fund to participate in the returns of the S&P 500 and MSCI EAFE Indexes without having to hold the individual stocks that comprise the indexes. The majority of the Fund’s assets are then actively managed in a portfolio of fixed income securities to add incremental return.

Overall, the Fund’s fixed income securities detracted from performance during the reporting period. For instance, investment grade corporate bonds, with an emphasis on the financial sector, detracted from performance as these holdings underperformed U.S. Treasuries. An allocation to high yield corporate bonds negatively affected returns as well, due to widening credit spreads, particularly among lower rated issues. Elsewhere, the Fund’s allocation to non-Agency mortgages was not rewarded as an increase in risk aversion during the six-month period put downward pressure on prices. The Fund’s allocations to spread sectors, such as investment grade corporate bonds, high yield corporate bonds, and non-Agency mortgages, negatively impacted performance from a price perspective. However, these investments provided significant sources of incremental income for the Fund.

Finally, the Fund’s U.S. interest rate strategy, which called for a long duration, enhanced performance as interest rates in the U.S. were broadly lower over the six-month period.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	5

PIMCO High Income Fund Fund Insights

September 30, 2011 (unaudited)

For the six-month period ended September 30, 2011, PIMCO High Income Fund (the “Fund”), returned -13.88% on net asset value (“NAV”) and -13.82% on market price.

A confluence of events dragged down both the U.S. stock and bond markets during the reporting period. Investors who assumed greater risk during the period generally experienced weak results, as lower quality securities typically underperformed higher rated securities.

After initially moving higher, U.S. government bond yields moved sharply lower during the reporting period as many economic indicators weakened, U.S. Treasuries were downgraded by Standard & Poor’s and there were increased fears of contagion from the escalating European sovereign debt crisis. Against this backdrop, many investors flocked to the relative safety of U.S. Treasuries. At one point, the yield on the 10 year Treasury fell to 1.72%, a level not seen since the 1940s.

Overall, the spread sectors (non-Treasuries) generated weak results during the reporting period and underperformed equal duration Treasuries. Among the spread sectors, high yield bonds produced among the worst returns. After posting a modest gain during the first four months of the fiscal period, the high yield market fell sharply in August and September due to heightened risk aversion. All told, the BofA Merrill Lynch U.S. High Yield Index (the “Index”) returned -7.09% during the six-months ended September 30, 2011.

Security selection and sector positioning drive the Fund’s results

The Fund registered disappointing absolute and relative returns during the reporting period. An overweighting to banks detracted from performance, as the banking sector lagged the Index due to increased concerns with respect to European sovereign debt. Security selection within insurance companies was also negative for performance, as select life insurance insurers underperformed the broader insurance sector. Elsewhere, an overweighting

PIMCO Global StocksPLUS® & Income Fund
6	PIMCO High Income Fund Semi-Annual Report | 9.30.11

to non-captive consumer lenders was not rewarded, as credit conditions tightened during the fiscal six-month period.

Conversely, an allocation to Build America Bonds contributed to results, as these issues outperformed the high yield market. An underweighting to the poor performing building materials sector was beneficial, as decreased consumer spending and a stagnant economic recovery hampered returns. An underweighting to the automotive sector also contributed to returns, as weakening consumer sentiment and poor macro-economic data weighed on the sector.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	7

PIMCO Global StocksPLUS® & Income Fund
Performance & Statistics

September 30, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	-23.20%	-19.95%
1 Year	-10.55%	-4.04%
5 Year	10.76%	4.16%
Commencement of Operations (5/31/05) to 9/30/11	11.66%	6.92%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (5/31/05) to 9/30/11	Market Price	$17.83
	NAV	$10.96
	Premium to NAV	62.68%
	Market Price Yield(2)	12.34%
	Moody’s Ratings (as a % of total investments before options written and securities sold short)

PIMCO Global StocksPLUS® & Income Fund
8	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO High Income Fund
Performance & Statistics

September 30, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	-13.82%	-13.88%
1 Year	-1.79%	-3.64%
5 Year	9.58%	5.41%
Commencement of Operations (4/30/03) to 9/30/11	11.06%	8.10%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (4/30/03) to 9/30/11	Market Price	$11.39
	NAV	$7.47
	Premium to NAV	52.48%
	Market Price Yield(2)	12.84%
	Moody’s Ratings (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in the Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per common share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at September 30, 2011.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	9

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES – 79.7%

	Banc of America Commercial Mortgage, Inc., CMO, VRN,
$2,000	5.513%, 3/11/41 (a) (d)	NR/CCC+	$1,353,588
2,600	5.889%, 7/10/44 (j)	NR/A+	2,813,775
	Banc of America Funding Corp., CMO,
324	0.451%, 7/20/36, FRN	Caa2/BB+	250,956
1,097	2.944%, 12/20/34, VRN	NR/A-	666,707
2,441	5.622%, 3/20/36, FRN	Caa2/CC	1,939,059
641	5.846%, 1/25/37, VRN	Caa3/D	415,094
151	Banc of America Mortgage Securities, Inc., 6.00%, 7/25/46, CMO	B2/CC	148,295
756	BCAP LLC Trust, 6.25%, 11/26/36, CMO (a) (d)	NR/A	753,352
3,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a) (d) (j)	Aa2/NR	2,921,673
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
522	2.742%, 3/25/35	Caa2/B+	414,169
1,390	2.846%, 2/25/34 (j)	A2/AA	1,204,115
2,282	5.516%, 8/25/47	NR/CCC	1,816,910
1,005	5.718%, 7/25/36	NR/CCC	666,612
	Bear Stearns Alt-A Trust, CMO, VRN,
651	2.496%, 4/25/35	Caa1/BBB+	420,290
376	2.772%, 9/25/35	Caa3/CCC	255,302
254	2.813%, 11/25/35	Ca/D	139,618
	Bear Stearns Commercial Mortgage Securities, CMO, VRN,
1,000	5.694%, 6/11/50 (j)	NR/A+	1,069,366
1,300	5.810%, 3/13/40 (a) (d) (j)	NR/BBB+	1,134,327
1,000	5.939%, 2/11/41 (a) (d)	NR/BBB-	751,272
	Bear Stearns Structured Products, Inc., CMO, VRN,
1,751	2.572%, 1/26/36	Caa3/CCC	1,050,365
615	4.719%, 12/26/46	Caa3/CCC	376,196
1,531	CBA Commercial Small Balance Commercial Mortgage, 5.54%, 1/25/39, CMO (a) (d)	C/CCC-	688,879
	CC Mortgage Funding Corp., CMO, FRN (a) (d),
131	0.535%, 8/25/35	Baa3/AAA	86,751
22	0.575%, 10/25/34	Baa1/AAA	17,950
1,156	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a) (d) (f) (j)	NR/A+	1,198,215
1,600	Chase Commercial Mortgage Securities Corp., 6.65%, 7/15/32, CMO (a) (d)	Ba1/NR	1,572,110
197	Citicorp Mortgage Securities, Inc., 6.50%, 2/25/24, CMO	WR/BB	195,765
1,570	Citigroup Mortgage Loan Trust, Inc., 2.820%, 3/25/37, CMO, VRN	NR/CCC	966,631
1,015	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.398%, 7/15/44, CMO, VRN	Baa3/BB	686,461
	Countrywide Alternative Loan Trust, CMO,
1,742	0.441%, 5/20/46, FRN	Ca/CCC	865,611
346	0.475%, 12/25/46, FRN	C/CCC	106,423
2,113	0.565%, 10/25/35, FRN	Caa3/CCC	1,153,446
4,229	0.585%, 5/25/36, FRN	Caa3/CCC	2,087,168
29	5.25%, 8/25/35	NR/CCC	29,104
572	5.314%, 10/25/35, VRN	NR/D	344,504
1,460	5.50%, 8/25/34 (j)	NR/AAA	1,119,052
79	5.50%, 2/25/36	Caa3/D	52,534
1,290	5.50%, 3/25/36	Caa3/NR	871,016
620	5.528%, 2/25/37, VRN	NR/CCC	398,332
206	6.25%, 9/25/34	Ba3/AAA	204,877

PIMCO Global StocksPLUS® & Income Fund
10	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
$415	0.475%, 3/25/36, FRN	Caa3/B	$243,455
1,819	0.555%, 3/25/35, FRN	Caa2/AA-	1,095,082
289	0.625%, 2/25/35, FRN	Ca/B-	137,698
321	2.448%, 10/20/35, VRN	Ca/CCC	182,392
756	2.793%, 8/25/34, VRN	Caa1/B	551,199
762	3.429%, 3/25/37, VRN	Ca/D	352,061
1,623	5.096%, 10/20/35, VRN	Caa2/CCC	1,085,991
590	5.224%, 10/20/35, VRN	Caa2/CCC	426,326
226	5.50%, 8/25/35	NR/CCC	213,174
302	6.00%, 3/25/36	NR/CC	37,356
2,600	Credit Suisse First Boston Mortgage Securities Corp., 5.745%, 12/15/36, CMO, VRN (a) (d)	NR/BB-	2,153,405
	Credit Suisse Mortgage Capital Certificates, CMO,
900	5.467%, 7/18/16, VRN (a) (d) (j)	NR/NR	869,594
485	6.00%, 11/25/36	Caa1/NR	419,500
2,000	6.418%, 2/15/41, VRN (j)	NR/AA	2,111,187
671	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a) (d)	B1/NR	653,886
1,076	First Horizon Alternative Mortgage Securities, 3.495%, 11/25/36, CMO, FRN	NR/D	515,230
2,233	First Horizon Asset Securities, Inc., 4.983%, 1/25/37, CMO, FRN	NR/CCC	1,600,584
	GE Capital Commercial Mortgage Corp., CMO, VRN,
1,000	5.293%, 7/10/45 (a) (d)	NR/BB	679,913
1,000	5.321%, 5/10/43	NR/BB	676,078
346	GMAC Mortgage Corp. Loan Trust, 3.125%, 6/25/34, CMO, FRN	NR/AAA	288,274
	GSR Mortgage Loan Trust, CMO,
424	2.732%, 5/25/35, VRN	Caa1/CCC	297,111
386	2.738%, 9/25/35, FRN	NR/AAA	357,019
706	2.844%, 4/25/35, VRN	Caa2/BB-	510,127
638	5.50%, 6/25/36	NR/CCC	556,957
	Harborview Mortgage Loan Trust, CMO,
46	0.530%, 4/19/34, FRN	Aa3/AAA	37,684
242	2.481%, 11/19/34, FRN	Caa2/B+	151,297
94	2.798%, 2/25/36, VRN	NR/D	54,177
101	5.350%, 8/19/36, VRN	NR/D	67,554
1,101	5.534%, 6/19/36, VRN	Ca/D	620,479
1,124	HSBC Asset Loan Obligation, 5.057%, 1/25/37, CMO, VRN	NR/D	679,118
3	Impac CMB Trust, 0.875%, 10/25/33, CMO, FRN	WR/A	2,170
	Indymac Index Mortgage Loan Trust, CMO, FRN,
3,339	0.505%, 6/25/37	C/CC	584,465
96	0.515%, 3/25/35	B3/AA+	62,182
558	3.240%, 6/25/37	Ca/D	274,892
¥55,488	JLOC Ltd., 0.453%, 2/16/16, CMO, FRN (a) (d)	Aaa/A+	661,806
$1,102	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/CCC	214,297
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a) (d),
2,000	0.679%, 7/15/19, FRN (j)	Baa1/NR	1,881,913
1,500	5.445%, 5/15/41, VRN	Ba1/NR	1,027,623
	JPMorgan Mortgage Trust, CMO,
2,461	2.768%, 4/25/37, VRN	Caa2/CCC	1,586,476
208	5.50%, 1/25/36	NR/CCC	186,147
376	5.50%, 6/25/37	NR/CC	336,610
740	5.648%, 5/25/36, VRN	Caa1/NR	579,605

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	11

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Luminent Mortgage Trust, CMO, FRN,
$1,533	0.405%, 12/25/36	Caa2/CCC	$850,449
1,507	0.435%, 10/25/46	Caa2/A-	918,955
	MASTR Adjustable Rate Mortgage Trust, CMO, VRN,
1,552	2.598%, 11/25/35 (a) (d)	Ca/CCC	803,446
433	3.144%, 10/25/34	NR/BBB-	314,590
471	Merrill Lynch Alternative Note Asset, 0.305%, 1/25/37, CMO, FRN	Ca/CCC	146,389
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 8/12/48, CMO (j)	Aa2/A	1,017,878
344	MLCC Mortgage Investors, Inc., 1.653%, 10/25/35, CMO, FRN	Baa1/BBB-	299,084
	Morgan Stanley Capital I, CMO,
500	5.374%, 11/14/42, VRN	Baa3/BB+	348,910
100	5.379%, 8/13/42, VRN (a) (d)	NR/BB-	46,050
1,415	5.569%, 12/15/44 (j)	NR/A+	1,466,795
1,200	Morgan Stanley Reremic Trust, zero coupon, 7/17/56, CMO, PO (a) (d)	Baa2/NR	960,000
504	Opteum Mortgage Acceptance Corp., 0.505%, 7/25/36, CMO, FRN	Caa3/CCC	234,179
320	Provident Funding Mortgage Loan Trust, 2.662%, 10/25/35, CMO, FRN	B1/BB+	277,067
3,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a) (d) (j)	NR/NR	3,136,060
	Residential Accredit Loans, Inc., CMO,
671	3.138%, 12/26/34, VRN	Caa1/BB+	433,494
1,710	3.810%, 1/25/36, VRN	Caa3/D	835,366
1,100	6.00%, 9/25/35	NR/CC	768,568
807	6.00%, 8/25/36	Ca/D	523,587
246	Residential Asset Mortgage Products, Inc., 7.50%, 12/25/31, CMO	NR/BB-	249,434
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,356	1.643%, 5/25/35, FRN	Caa3/CCC	715,620
234	5.410%, 9/25/35, VRN	Caa2/B-	184,929
1,211	5.434%, 11/25/36, VRN	NR/CC	868,373
1,394	5.503%, 4/25/36, VRN	NR/D	956,600
941	5.580%, 1/25/36, VRN	NR/CCC	652,988
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
751	0.465%, 2/25/36	Caa3/CCC	388,674
661	0.515%, 2/25/36	Caa3/CCC	346,904
900	Structured Asset Securities Corp., 0.385%, 5/25/36, CMO, FRN	Caa1/CCC	572,487
380	Suntrust Adjustable Rate Mortgage Loan Trust, 2.840%, 1/25/37, CMO, VRN	NR/CC	273,421
	UBS Commercial Mortgage Trust, CMO, FRN (a) (d),
600	0.804%, 7/15/24	Ba3/B-	505,814
1,100	0.804%, 7/15/24	Ba1/B	937,495
500	0.804%, 7/15/24	B1/CCC+	404,594
	Wachovia Bank Commercial Mortgage Trust, CMO,
1,020	4.982%, 2/15/35 (a) (d)	NR/B+	783,308
1,500	5.598%, 1/15/41, VRN (a) (d)	Ba1/BBB	800,720
2,500	6.096%, 2/15/51, VRN (j)	Aaa/BBB	2,648,871
	WaMu Mortgage Pass Through Certificates, CMO,
256	0.525%, 7/25/45, FRN	B1/AAA	200,674
230	0.972%, 1/25/47, FRN	Caa2/CCC	134,368
229	2.60%, 7/25/42, FRN	Ba3/AAA	187,932

PIMCO Global StocksPLUS® & Income Fund
12	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$978	2.643%, 2/25/37, VRN	NR/CCC	$684,494
1,190	2.665%, 12/25/36, VRN	NR/CCC	760,658
404	5.571%, 7/25/37, FRN	NR/CCC	330,041
2,448	5.620%, 4/25/37, FRN	NR/CCC	607,212
117	5.884%, 8/25/36, FRN	NR/CCC	23,978
4,214	Washington Mutual Alternative Mortgage Pass Through Certificates, 1.012%, 4/25/47, CMO, FRN	C/CC	1,122,213
1,408	Wells Fargo Mortgage-Backed Securities Trust, 6.00%, 3/25/37, CMO	Caa2/NR	1,217,736
1,000	WFDB Commercial Mortgage Trust, 6.403%, 7/5/24, CMO (a) (d)	NR/BBB-	956,560
Total Mortgage-Backed Securities (cost-$80,130,034)			89,124,929

CORPORATE BONDS & NOTES – 69.2%

Airlines – 4.3%
1,000	American Airlines, Inc., 10.50%, 10/15/12 (j)	B2/B	1,013,750
947	Northwest Airlines, Inc., 1.048%, 11/20/15, FRN (MBIA) (j)	Baa2/A-	880,881
	United Air Lines Pass Through Trust (j),
2,002	6.636%, 1/2/24	Baa2/BB+	1,946,774
909	10.40%, 5/1/18	Baa2/BBB+	981,850
			4,823,255
Banking – 10.4%
	Barclays Bank PLC (g),
£900	6.369%, 12/15/19	Baa2/A-	943,827
£100	14.00%, 6/15/19	Baa2/A-	164,595
	BPCE S.A. (g),
€160	4.625%, 7/30/15	Baa3/BBB+	110,395
€120	5.25%, 7/30/14	Baa3/BBB+	86,012
€150	9.25%, 4/22/15	Baa3/BBB+	157,856
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (j),
€1,000	6.875%, 3/19/20	NR/NR	1,219,533
$1,600	11.00%, 6/30/19 (a) (d) (g)	A2/AA-	1,929,272
2,800	Discover Bank, 7.00%, 4/15/20 (j)	Ba1/BBB-	2,976,268
2,000	Lloyds TSB Bank PLC, 6.375%, 1/21/21 (j)	Aa3/A+	1,977,858
2,000	Regions Financial Corp., 7.75%, 11/10/14 (j)	Ba3/BB+	2,015,000
			11,580,616
Financial Services – 25.0%
	Ally Financial, Inc.,
31	6.00%, 3/15/19	B1/B+	26,233
9	6.10%, 9/15/19	B1/B+	7,507
45	6.15%, 3/15/16	B1/B+	40,235
60	6.25%, 4/15/19	B1/B+	51,407
98	6.30%, 8/15/19	B1/B+	83,975
7	6.35%, 4/15/16	B1/B+	6,299
10	6.35%, 4/15/19	B1/B+	8,640
23	6.50%, 10/15/16	B1/B+	20,759
10	6.55%, 12/15/19	B1/B+	8,561
12	6.60%, 8/15/16	B1/B+	11,046
29	6.65%, 6/15/18	B1/B+	26,076
10	6.65%, 10/15/18	B1/B+	8,908
29	6.70%, 6/15/18	B1/B+	26,148

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	13

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$29	6.75%, 8/15/16	B1/B+	$26,333
10	6.75%, 9/15/16	B1/B+	9,068
3	6.75%, 6/15/17	B1/B+	2,694
56	6.75%, 3/15/18	B1/B+	50,002
5	6.75%, 7/15/18	B1/B+	4,516
20	6.75%, 9/15/18	B1/B+	17,856
3	6.75%, 6/15/19	B1/B+	2,651
18	6.85%, 4/15/16	B1/B+	16,525
19	6.85%, 7/15/16	B1/B+	17,371
37	6.85%, 5/15/18	B1/B+	33,707
2	6.875%, 8/15/16	B1/B+	1,828
18	6.875%, 7/15/18	B1/B+	16,354
30	6.90%, 6/15/17	B1/B+	27,175
50	6.90%, 7/15/18	B1/B+	45,542
5	6.90%, 8/15/18	B1/B+	4,381
8	6.95%, 6/15/17	B1/B+	7,264
18	7.00%, 1/15/17	B1/B+	16,476
28	7.00%, 6/15/17	B1/B+	25,486
60	7.00%, 7/15/17	B1/B+	54,552
129	7.00%, 2/15/18	B1/B+	116,844
1	7.00%, 3/15/18	B1/B+	905
42	7.00%, 8/15/18	B1/B+	37,060
223	7.05%, 3/15/18 (j)	B1/B+	202,337
4	7.05%, 4/15/18	B1/B+	3,687
80	7.15%, 9/15/18	B1/B+	73,059
15	7.20%, 10/15/17	B1/B+	13,732
109	7.25%, 9/15/17	B1/B+	98,785
181	7.25%, 1/15/18	B1/B+	165,835
293	7.25%, 4/15/18	B1/B+	272,691
5	7.25%, 8/15/18	B1/B+	4,563
91	7.25%, 9/15/18	B1/B+	83,569
199	7.30%, 1/15/18	B1/B+	182,611
57	7.35%, 4/15/18	B1/B+	53,379
2	7.375%, 4/15/18	B1/B+	1,875
55	7.40%, 12/15/17	B1/B+	50,776
12	7.50%, 6/15/16	B1/B+	11,278
7	7.50%, 11/15/16	B1/B+	6,592
51	7.50%, 8/15/17	B1/B+	46,187
18	7.50%, 11/15/17	B1/B+	16,716
22	7.50%, 12/15/17	B1/B+	20,414
4	7.55%, 5/15/16	B1/B+	3,770
12	7.75%, 10/15/17	B1/B+	11,292
46	8.00%, 11/15/17	B1/B+	43,819
2	8.125%, 11/15/17	B1/B+	1,916
326	9.00%, 7/15/20 (j)	B1/B+	320,475
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g) (j)	NR/B-	1,282,500
	CIT Group, Inc. (j),
1,300	5.25%, 4/1/14 (a) (d)	B2/B+	1,264,250
253	7.00%, 5/1/14	B2/B+	258,340
454	7.00%, 5/1/15	B2/B+	450,773
756	7.00%, 5/1/16	B2/B+	734,279
1,058	7.00%, 5/1/17	B2/B+	1,027,992

PIMCO Global StocksPLUS® & Income Fund
14	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$1,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (j)	Baa3/BB+	$1,179,000
	Credit Agricole S.A. (g),
£450	5.136%, 2/24/16	Baa1/BBB+	364,900
£200	7.589%, 1/30/20	Baa1/BBB+	187,128
£200	8.125%, 10/26/19	Baa1/BBB+	204,282
	Ford Motor Credit Co. LLC (j),
$400	8.00%, 6/1/14	Ba2/BB-	424,496
3,850	8.00%, 12/15/16	Ba2/BB-	4,213,475
€4,600	General Electric Capital Corp., 4.625%, 9/15/66, (converts to FRN on 9/15/16) (a) (d) (j)	Aa3/A+	4,914,872
$1,000	HSBC Finance Corp., 6.676%, 1/15/21 (a) (d) (j)	Baa1/BBB+	985,771
3,000	International Lease Finance Corp., 6.625%, 11/15/13 (j)	B1/BBB-	2,925,000
£100	LBG Capital No.2 PLC, 15.00%, 12/21/19	Ba2/BB+	164,517
$1,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a) (d) (j)	Baa3/NR	1,000,000
	SLM Corp.,
€200	1.858%, 6/17/13, FRN	Ba1/BBB-	255,078
$200	5.609%, 2/1/14, FRN	Ba1/BBB-	190,834
1,000	8.00%, 3/25/20 (j)	Ba1/BBB-	989,697
1,250	8.45%, 6/15/18 (j)	Ba1/BBB-	1,303,125
1,000	Stone Street Trust, 5.902%, 12/15/15 (a) (d) (j)	Baa1/A-	1,036,918
			27,906,969
Healthcare & Hospitals – 2.8%
3,000	Biomet, Inc., 11.625%, 10/15/17 (j)	Caa1/B-	3,127,500
Hotels/Gaming – 1.0%
1,100	MGM Resorts International, 9.00%, 3/15/20 (j)	Ba3/B	1,148,125
Insurance – 6.4%
	American International Group, Inc. (j),
4,565	5.60%, 10/18/16	Baa1/A-	4,523,600
1,350	6.25%, 5/1/36	Baa1/A-	1,303,645
1,300	6.40%, 12/15/20	Baa1/A-	1,328,457
			7,155,702
Oil & Gas – 8.9%
	Anadarko Petroleum Corp. (j),
200	6.20%, 3/15/40	Ba1/BBB-	209,436
1,200	6.375%, 9/15/17	Ba1/BBB-	1,348,884
1,500	6.45%, 9/15/36	Ba1/BBB-	1,595,363
2,900	BP Capital Markets PLC, 4.75%, 3/10/19 (j)	A2/A	3,212,501
357	Global Geophysical Services, Inc., 10.50%, 5/1/17 (j)	B3/B	348,075
3,000	Quicksilver Resources, Inc., 11.75%, 1/1/16 (j)	B2/B	3,255,000
			9,969,259
Real Estate Investment Trust – 3.0%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (j)	Baa3/BBB-	1,039,617
2,000	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (j)	Ba1/BBB-	2,266,818
			3,306,435
Retail – 4.5%
2,553	CVS Pass Through Trust, 5.88%, 1/10/28 (j)	Baa2/BBB+	2,671,556
3,000	New Albertson’s, Inc., 8.00%, 5/1/31 (j)	B2/B	2,385,000
			5,056,556

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	15

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Telecommunications – 1.5%
$2,000	Wind Acquisition Finance S.A., 11.75%, 7/15/17 (a) (d) (j)	B2/BB-	$1,710,000
Transportation – 1.0%
1,075	Navios Maritime Holdings, Inc., 8.875%, 11/1/17 (j)	Ba3/BB-	1,053,500
Utilities – 0.4%
500	Energy Future Holdings Corp., 10.00%, 1/15/20 (j)	Caa3/B-	487,500
Total Corporate Bonds & Notes (cost-$74,634,962)			77,325,417

U.S. GOVERNMENT AGENCY SECURITIES – 12.5%
	Fannie Mae,
2,551	4.50%, 8/1/39, MBS (j)	Aaa/AA+	2,711,736
2,188	4.50%, 10/1/39, MBS (j)	Aaa/AA+	2,325,945
3,173	6.00%, 8/1/34, MBS (j)	Aaa/AA+	3,530,319
987	6.00%, 12/1/34, MBS (j)	Aaa/AA+	1,098,591
1,677	6.00%, 11/1/36, MBS (j)	Aaa/AA+	1,865,566
428	6.00%, 12/1/37, MBS (j)	Aaa/AA+	469,996
508	6.00%, 3/1/38, MBS (j)	Aaa/AA+	557,736
179	7.00%, 12/25/23, CMO	Aaa/AA+	219,595
115	7.50%, 6/1/32, MBS	Aaa/AA+	131,936
22	7.80%, 6/25/26, ABS, VRN	Aaa/AA+	22,009
195	8.730%, 12/25/42, CMO, VRN	Aaa/AA+	225,976
617	13.85%, 8/25/22, CMO, FRN (b)	Aaa/AA+	822,890
23	Freddie Mac, 7.00%, 8/15/23, CMO	Aaa/AA+	25,874
Total U.S. Government Agency Securities (cost-$13,081,757)			14,008,169

ASSET-BACKED SECURITIES – 7.5%
815	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a) (d)	Ba3/BB	790,882
366	Ameriquest Mortgage Securities, Inc., 5.860%, 2/25/33, FRN	C/D	23,126
505	Bayview Financial Asset Trust, 1.185%, 12/25/39, FRN (a) (d)	Caa2/NR	328,352
1,597	Bombardier Capital Mortgage Securitization Corp., 7.83%, 6/15/30, VRN	Ca/NR	1,065,712
100	Carrington Mortgage Loan Trust, 0.385%, 8/25/36, FRN	Ca/CCC	32,217
424	Centex Home Equity, 0.685%, 6/25/35, FRN	Caa2/AA	306,652
	Citigroup Mortgage Loan Trust, Inc.,
343	0.395%, 1/25/37, FRN	Caa3/CCC	137,995
1,066	5.972%, 1/25/37	Caa3/CCC	583,384
	Countrywide Asset-Backed Certificates, FRN,
295	0.385%, 1/25/37	Caa1/CCC	188,711
67	0.785%, 9/25/34 (a) (d)	NR/AAA	51,091
301	Denver Arena Trust, 6.94%, 11/15/19 (a) (d)	NR/NR	308,764
378	EMC Mortgage Loan Trust, 0.705%, 5/25/39, FRN (a) (d)	Ba3/NR	310,896
509	Fifth Third Home Equity Loan Trust, 0.481%, 9/20/23, FRN	Ba1/BBB	483,965
	Lehman XS Trust,
785	5.42%, 11/25/35	A1/AAA	776,864
717	5.72%, 5/25/37	Ca/D	509,620
312	Long Beach Mortgage Loan Trust, 1.360%, 5/25/32, FRN	B3/A	234,717
619	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	621,348
325	Morgan Stanley ABS Capital I, 0.295%, 5/25/37, FRN	Caa3/CCC	277,705
177	Quest Trust, 0.355%, 8/25/36, FRN (a) (d)	Caa3/BBB	153,937

PIMCO Global StocksPLUS® & Income Fund
16	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Residential Asset Mortgage Products, Inc.,
$113	0.915%, 3/25/33, FRN	B2/CCC	$76,140
158	5.572%, 6/25/32, VRN	Caa2/BB	127,796
214	Residential Funding Securities LLC, 0.685%, 6/25/33, FRN (a) (d)	Aa1/AAA	196,121
91	Soundview Home Equity Loan Trust, 0.295%, 11/25/36, FRN (a) (d)	Caa3/CCC	24,526
1,007	Structured Asset Securities Corp., 0.535%, 6/25/35, FRN	Caa2/B-	619,600
286	Washington Mutual Asset-Backed Certificates, 0.295%, 10/25/36, FRN	Caa2/CCC	203,562
Total Asset-Backed Securities (cost-$7,927,584)			8,433,683

SENIOR LOANS (a) (c) – 2.3%

Financial Services – 2.0%
2,500	Springleaf Finance Corp., 5.50%, 5/10/17, Term B		2,196,875
Utilities – 0.3%
	Texas Competitive Electric Holdings Co. LLC,
232	4.726%, 10/10/17		156,085
246	4.772%, 10/10/17		166,019
			322,104
Total Senior Loans (cost-$2,871,782)			2,518,979

U.S. TREASURY OBLIGATIONS (h) – 1.9%
2,000	U.S. Treasury Notes, 2.375%, 8/31/14 (cost-$2,116,741)		2,113,438

MUNICIPAL BONDS – 1.2%

West Virginia – 1.2%
1,885	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost-$1,773,901)	B2/BB+	1,372,600

Shares

CONVERTIBLE PREFERRED STOCK – 0.4%

Electric Utilities – 0.4%
8,600	PPL Corp., 9.50%, 7/1/13 (cost-$430,000)	NR/NR	476,440

Principal Amount (000)

SHORT-TERM INVESTMENTS – 58.9%

U.S. Treasury Obligations (h) (j) (n) – 44.4%
$49,622	U.S. Treasury Bills, 0.003%-0.059%, 10/20/11-3/22/12 (cost-$49,618,234)		49,615,061
Corporate Notes – 9.4%
Financial Services – 5.4%
193	Ally Financial, Inc., 7.25%, 8/15/12	B1/B+	191,734

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	17

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
	Ford Motor Credit Co. LLC (j),
$2,120	2.996%, 1/13/12, FRN	Ba2/BB-	$2,131,787
1,300	7.25%, 10/25/11	Ba2/BB-	1,301,642
2,300	7.50%, 8/1/12	Ba2/BB-	2,347,587
			5,972,750
Insurance – 4.0%
4,500	American International Group, Inc., 0.360%, 10/18/11, FRN (j)	Baa1/A-	4,500,023
Total Corporate Notes (cost-$10,279,534)			10,472,773
Repurchase Agreements – 5.1%
2,600	Bank of America Corp., dated 9/30/11, 0.09%, due 10/3/11, proceeds $2,600,020; collateralized by U.S. Treasury Notes, 2.625%, due 11/15/20, valued at $2,678,543 including accrued interest		2,600,000
3,123	State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $3,123,003; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $3,187,412 including accrued interest		3,123,000
Total Repurchase Agreements (cost-$5,723,000)			5,723,000
Total Short-Term Investments (cost-$65,620,768)			65,810,834

Contracts

OPTIONS PURCHASED (i) – 2.2%

Put Options – 2.2%
	S&P 500 Index Futures (CME),
192	strike price $1,140, expires 10/21/11 (cost-$1,224,493)		2,404,800
Total Investments, before options written and securities sold short (cost-$249,812,022) – 235.8%			263,589,289

OPTIONS WRITTEN (i) – (0.5)%

Call Options – (0.5)%
	S&P 500 Index Futures (CME),
192	strike price $1,200, expires 10/21/11 (premiums received-$2,207,507)		(566,400)

Principal Amount (000)

SECURITIES SOLD SHORT – (1.9)%

U.S. Treasury Obligations – (1.9)%
$2,000	U.S. Treasury Notes, 2.625%, 11/15/20 (proceeds received-$2,131,510)		(2,142,188)
Total Investments, net of options written and securities sold short (cost-$245,473,005) – 233.4%			260,880,701
Other liabilities in excess of other assets – (133.4)%			(149,097,464)
Net Assets – 100.0%			$111,783,237

PIMCO Global StocksPLUS® & Income Fund
18	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 54.2%

Airlines – 0.9%
$6,915	American Airlines, Inc., 10.50%, 3/15/13	Caa1/CCC+	$6,828,562
	American Airlines Pass Through Trust,
4,789	10.18%, 1/2/13	Caa1/CCC+	4,621,122
939	10.375%, 1/2/21 (j)	Baa3/A-	1,023,093
			12,472,777
Automotive – 1.2%
	Ford Motor Co. (j),
5,000	7.125%, 11/15/25	Ba3/B+	4,966,330
5,900	7.50%, 8/1/26	Ba3/B+	6,003,433
5,000	9.215%, 9/15/21	Ba3/B+	5,728,340
			16,698,103
Banking – 8.1%
5,000	AgFirst Farm Credit Bank, 7.30%, 12/5/11 (a) (b) (d) (g) (k) (acquisition cost-$4,500,000; purchased 12/7/10)	NR/A	4,745,080
12,500	AmSouth Bancorp, 6.75%, 11/1/25 (j)	B1/BB	10,038,437
£29,775	Barclays Bank PLC, 14.00%, 6/15/19 (g)	Baa2/A-	49,008,085
$5,000	BPCE S.A., 12.50%, 9/30/19 (a) (b) (d) (g) (j) (k) (acquisition cost-$5,600,000; purchased 1/11/11)	Baa3/NR	4,860,945
€3,000	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (g)	Baa2/BBB+	2,735,099
$39,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a) (d) (g)	NR/BB+	35,827,272
11,900	Regions Financial Corp., 7.375%, 12/10/37 (j)	B1/BB	9,877,000
£900	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (g)	Baa2/A-	1,312,236
			118,404,154
Consumer Products – 0.2%
$3,200	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a) (d)	Caa1/B-	2,736,000
Electric – 0.0%
475	GenOn REMA LLC, 9.237%, 7/2/17	Ba1/BB-	484,919
Entertainment – 0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	Ba2/BB	576,125
Financial Services – 23.1%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a) (d)	Caa2/CCC-	11,698,050
	Ally Financial, Inc.,
97	5.85%, 5/15/13	B1/B+	93,610
280	5.90%, 1/15/19	B1/B+	237,469
82	5.90%, 2/15/19	B1/B+	68,958
1,256	6.00%, 2/15/19	B1/B+	1,062,622
1,534	6.00%, 3/15/19	B1/B+	1,298,000
120	6.00%, 4/15/19	B1/B+	101,266
50	6.00%, 9/15/19	B1/B+	41,952
652	6.10%, 9/15/19	B1/B+	543,851
241	6.125%, 10/15/19	B1/B+	206,364
1,620	6.15%, 3/15/16	B1/B+	1,448,447
2,351	6.20%, 3/15/16	B1/B+	2,106,254
127	6.20%, 4/15/19	B1/B+	108,695
170	6.25%, 3/15/13	B1/B+	165,552
20	6.25%, 2/15/16	B1/B+	17,984
30	6.25%, 12/15/18	B1/B+	26,032

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	19

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$622	6.25%, 1/15/19	B1/B+	$538,504
199	6.25%, 4/15/19	B1/B+	170,500
7	6.25%, 5/15/19	B1/NR	5,990
385	6.25%, 7/15/19	B1/B+	329,231
25	6.30%, 3/15/13	B1/B+	24,363
2,680	6.30%, 3/15/16	B1/B+	2,410,622
543	6.35%, 2/15/16	B1/B+	490,178
643	6.35%, 4/15/16	B1/B+	578,578
82	6.35%, 4/15/19	B1/B+	70,846
141	6.35%, 7/15/19	B1/B+	121,356
112	6.40%, 3/15/13	B1/B+	109,294
2,641	6.40%, 3/15/16	B1/B+	2,385,021
250	6.40%, 12/15/18	B1/B+	218,906
361	6.40%, 11/15/19	B1/B+	306,366
209	6.45%, 2/15/13	B1/B+	204,343
239	6.50%, 2/15/13	B1/B+	233,826
160	6.50%, 4/15/13	B1/B+	156,155
3,069	6.50%, 2/15/16	B1/B+	2,786,716
1,155	6.50%, 3/15/16	B1/B+	1,047,197
2,036	6.50%, 9/15/16	B1/B+	1,828,933
453	6.50%, 6/15/18	B1/B+	403,356
164	6.50%, 12/15/18	B1/B+	144,354
456	6.50%, 5/15/19	B1/B+	397,179
40	6.50%, 2/15/20	B1/B+	34,010
1,160	6.55%, 10/15/16	B1/B+	1,049,274
112	6.55%, 12/15/19	B1/B+	95,882
1,093	6.60%, 8/15/16	B1/B+	1,006,066
282	6.60%, 5/15/18	B1/B+	253,204
753	6.60%, 6/15/19	B1/B+	659,221
969	6.65%, 4/15/16	B1/B+	882,509
649	6.65%, 8/15/16	B1/B+	590,838
1,437	6.65%, 10/15/18	B1/B+	1,280,021
48	6.70%, 5/15/14	B1/B+	45,627
571	6.70%, 8/15/16	B1/B+	517,367
65	6.70%, 6/15/18	B1/B+	58,609
10	6.70%, 11/15/18	B1/B+	8,923
412	6.70%, 6/15/19	B1/B+	362,951
20	6.70%, 12/15/19	B1/B+	17,293
45	6.75%, 4/15/13	B1/B+	44,077
1,391	6.75%, 7/15/16	B1/B+	1,266,430
2,916	6.75%, 8/15/16	B1/B+	2,650,465
261	6.75%, 9/15/16	B1/B+	236,670
113	6.75%, 7/15/18	B1/B+	102,071
41	6.75%, 9/15/18	B1/B+	36,605
330	6.75%, 10/15/18	B1/B+	295,217
6	6.75%, 11/15/18	B1/B+	5,365
1,121	6.75%, 5/15/19	B1/B+	991,303
2,137	6.75%, 6/15/19	B1/B+	1,888,456
255	6.80%, 4/15/13	B1/B+	249,950
890	6.80%, 9/15/16	B1/B+	809,926
10	6.80%, 9/15/18	B1/B+	8,954
13	6.80%, 10/15/18	B1/B+	11,681
2,861	6.85%, 4/15/16	B1/B+	2,626,484

PIMCO Global StocksPLUS® & Income Fund
20	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
$646	6.85%, 5/15/16	B1/B+	$592,200
526	6.85%, 7/15/16	B1/B+	480,895
679	6.875%, 8/15/16	B1/B+	620,644
169	6.875%, 7/15/18	B1/B+	153,550
50	6.90%, 6/15/17	B1/B+	45,292
52	6.90%, 7/15/18	B1/B+	47,364
141	6.90%, 8/15/18	B1/B+	123,555
30	6.95%, 6/15/17	B1/B+	27,241
593	7.00%, 1/15/13	B1/B+	584,407
873	7.00%, 5/15/16	B1/B+	805,136
120	7.00%, 6/15/16	B1/B+	110,530
638	7.00%, 7/15/16	B1/B+	586,931
1,106	7.00%, 8/15/16	B1/B+	1,016,278
256	7.00%, 11/15/16	B1/B+	236,354
100	7.00%, 12/15/16	B1/B+	91,640
71	7.00%, 6/15/17	B1/B+	64,625
1,445	7.00%, 2/15/18	B1/B+	1,308,839
905	7.00%, 5/15/18	B1/B+	831,176
1,466	7.00%, 8/15/18	B1/B+	1,293,556
85	7.00%, 9/15/18	B1/B+	76,874
168	7.00%, 6/15/22	B1/B+	144,435
183	7.05%, 3/15/18	B1/B+	166,036
332	7.05%, 4/15/18	B1/B+	306,017
3,012	7.10%, 1/15/13	B1/B+	2,971,931
253	7.125%, 10/15/17	B1/B+	230,736
545	7.15%, 6/15/16	B1/B+	505,056
1,087	7.15%, 9/15/18	B1/B+	992,689
43	7.20%, 10/15/17	B1/B+	39,365
2,153	7.25%, 6/15/16	B1/B+	2,003,276
1,225	7.25%, 9/15/17	B1/B+	1,121,632
324	7.25%, 1/15/18	B1/B+	296,854
238	7.25%, 4/15/18	B1/B+	221,504
273	7.25%, 8/15/18	B1/B+	249,143
180	7.25%, 9/15/18	B1/B+	165,302
80	7.30%, 1/15/18	B1/B+	73,412
235	7.35%, 1/15/17	B1/B+	218,496
22	7.35%, 4/15/18	B1/B+	20,602
356	7.375%, 11/15/16	B1/B+	344,015
10	7.375%, 4/15/18	B1/B+	9,377
210	7.50%, 10/15/12	B1/B+	208,182
1,037	7.50%, 5/15/16	B1/B+	975,556
784	7.50%, 6/15/16	B1/B+	736,829
20	7.50%, 11/15/16	B1/B+	18,833
1,260	7.50%, 8/15/17	B1/B+	1,141,082
12	7.50%, 11/15/17	B1/B+	11,144
1,505	7.50%, 12/15/17	B1/B+	1,396,527
1,324	7.55%, 5/15/16	B1/B+	1,247,997
79	8.00%, 10/15/17	B1/B+	75,253
197	8.00%, 11/15/17	B1/B+	187,659
20	8.125%, 11/15/17	B1/B+	19,159
25	8.25%, 3/15/17	B1/B+	24,155
35	8.65%, 8/15/15	B1/B+	34,381
121	9.00%, 7/15/20	B1/B+	118,949

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	21

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Financial Services (continued)
€8,900	American General Finance Corp., 4.125%, 11/29/13	B3/B	$10,525,127
$160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	149,600
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a) (d)	Baa3/BB+	4,628,250
5,000	Capital One Capital III, 7.686%, 8/1/66, (converts to FRN on 8/15/36)	Baa3/BB	4,906,250
38,750	Capital One Capital V, 10.25%, 8/15/39 (j)	Baa3/BB	39,573,437
3,600	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/BB+	3,537,000
13,002	ILFC E-Capital Trust I, 4.77%, 12/21/65, FRN (a) (d) (j)	B3/BB	9,104,000
28,430	ILFC E-Capital Trust II, 6.25%, 12/21/65, (converts to FRN on 12/21/15) (a) (d) (j)	B3/BB	21,180,350
18,000	International Lease Finance Corp., 6.98%, 10/15/17, VRN (f) (j)	WR/BBB-	16,597,260
	LBG Capital No.1 PLC,
€1,885	7.375%, 3/12/20	Ba3/BB	1,806,944
£900	7.588%, 5/12/20	Ba3/BB	1,038,561
£3,400	7.869%, 8/25/20	Ba3/BB	3,896,942
$2,000	8.50%, 12/17/21 (a) (d) (g)	NR/BB-	1,370,000
	LBG Capital No.2 PLC,
€1,000	8.875%, 2/7/20	Ba2/BB+	1,085,197
£284	9.00%, 12/15/19	Ba2/BB+	347,653
£5,500	9.125%, 7/15/20	Ba2/BB+	6,604,062
£1,425	9.334%, 2/7/20	Ba2/BB+	1,755,495
£850	11.25%, 9/14/23	Ba2/BB+	1,139,922
$43,895	NSG Holdings LLC, 7.75%, 12/15/25 (a) (d)	Ba2/BB	42,797,625
2,200	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB	1,441,000
	SLM Corp. (j),
9,000	8.00%, 3/25/20	Ba1/BBB-	8,907,273
51,635	8.45%, 6/15/18	Ba1/BBB-	53,829,487
€1,200	Societe Generale S.A., 9.375%, 9/4/19 (g)	Baa2/BBB+	1,249,987
	Springleaf Finance Corp.,
$10,000	5.40%, 12/1/15 (j)	B3/B	7,350,000
9,100	6.90%, 12/15/17	B3/B	6,597,500
7,100	Wells Fargo Capital XV, 9.75%, 10/3/11 (g)	Baa3/A-	7,096,450
			336,160,412
Healthcare & Hospitals – 0.8%
11,552	HCA, Inc., 9.00%, 12/15/14 (j)	B3/B-	12,187,360
Hotels/Gaming – 0.3%
5,000	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (a) (b) (d) (e) (k) (l) (acquisition cost-$5,118,750; purchased 12/8/06)	WR/NR	1,837,500
2,100	MGM Resorts International, 11.125%, 11/15/17	Ba3/B	2,315,250
			4,152,750
Insurance – 15.0%
	American International Group, Inc.,
€5,000	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	3,963,429
£10,000	5.75%, 3/15/67, (converts to FRN on 3/15/17) (j)	Baa2/BBB	10,058,134
$3,150	5.85%, 1/16/18 (j)	Baa1/A-	3,131,897
3,600	6.25%, 3/15/87 (j)	Baa2/BBB	2,511,000
MXN 30,000	7.98%, 6/15/17	Baa1/A-	2,037,236

PIMCO Global StocksPLUS® & Income Fund
22	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Insurance (continued)
€8,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	$8,623,970
€3,750	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a) (d)	Baa2/BBB	3,943,889
$87,250	8.175%, 5/15/68, (converts to FRN on 5/15/38) (j)	Baa2/BBB	77,325,312
6,150	8.25%, 8/15/18 (j)	Baa1/A-	6,841,912
£52,600	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	68,900,560
£10,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a) (d)	Baa2/BBB	13,098,966
$2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a) (d) (j)	A3/A-	2,440,416
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39 (j)	Baa1/BBB+	4,170,198
10,000	Validus Holdings Ltd., 8.875%, 1/26/40 (j)	Baa2/BBB	11,147,410
			218,194,329
Machinery – 0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,679,092
Multi-Media – 0.0%
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14	Ca/CCC+	502,540
Oil & Gas – 0.3%
$1,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	Ba3/BB-	990,000
6,000	OPTI Canada, Inc., 8.25%, 12/15/14 (e)	WR/D	3,810,000
			4,800,000
Telecommunications – 1.9%
	CenturyLink, Inc.,
1,122	7.20%, 12/1/25	Baa3/BB	1,099,092
2,200	7.60%, 9/15/39	Baa3/BB	1,988,136
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Baa3/BBB-	15,972,614
10,000	Sprint Capital Corp., 8.75%, 3/15/32 (j)	B1/BB-	8,737,500
			27,797,342
Utilities – 2.2%
7,300	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a) (d)	NR/B-	7,300,000
2,162	Ameren Energy Generating Co., 7.95%, 6/1/32	Ba1/BBB-	2,107,950
23,990	Dynegy Roseton, 7.67%, 11/8/16, Ser. B	Ca/CC	13,194,500
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	Caa3/B-	4,414,584
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	Caa3/B-	5,395,603
			32,412,637
Total Corporate Bonds & Notes (cost-$720,522,722)			790,258,540

MUNICIPAL BONDS – 12.8%

California – 5.0%
3,000	Fresno Cnty. Rev., zero coupon, 8/15/25, Ser. A (FGIC-NPFGC)	WR/AA-	1,325,610
4,130	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	NR/A	4,390,686
3,425	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40, Ser. Z	NR/BBB+	3,736,641
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	A2/NR	12,829,136
	Riverside Cnty. Redev. Agcy., Tax Allocation, Ser. A-T,
8,720	7.50%, 10/1/30	A3/A-	8,913,933
2,020	7.75%, 10/1/37	A3/A-	2,068,439

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report			23

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

California (continued)
$500	San Diego Redev. Agcy., Tax Allocation, 7.625%, 9/1/30, Ser. A	A3/BBB+	$522,085
4,000	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	Baa1/AA-	1,417,440
1,600	San Marcos Unified School Dist., GO, zero coupon, 8/1/32	Aa2/AA-	446,000
	State Public Works Board Rev.,
12,955	7.804%, 3/1/35, Ser. B-2	Aa3/BBB+	14,550,797
7,070	8.00%, 3/1/35, Ser. A-2	A2/BBB+	7,563,769
14,200	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	15,543,462
			73,307,998
Illinois – 0.4%
5,700	State, GO, 6.90%, 3/1/35	A1/A+	6,204,564
Louisiana – 0.4%
	New Orleans, Public Improvements, GO, Ser. A,
1,800	8.30%, 12/1/29	A3/BBB	2,024,172
3,850	8.55%, 12/1/34	A3/BBB	4,253,249
			6,277,421
Ohio – 1.0%
10,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	14,224,100
Pennsylvania – 0.1%
3,700	Philadelphia Auth. for Industrial Dev. Rev., zero coupon, 4/15/26, Ser. B (AMBAC)	A2/BBB	1,220,778
Texas – 5.9%
7,400	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	A1/A+	8,260,398
	North Texas Tollway Auth. Rev.,
18,600	8.41%, 2/1/30	Baa3/NR	21,050,550
49,495	8.91%, 2/1/30	Baa3/NR	55,907,077
			85,218,025
Total Municipal Bonds (cost-$168,093,896)			186,452,886

MORTGAGE-BACKED SECURITIES – 7.9%
2,322	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/D	1,069,574
11,066	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	Caa3/NR	7,619,638
80	Banc of America Mortgage Securities, Inc., 2.882%, 2/25/36, CMO, FRN	NR/CC	59,725
	BCAP LLC Trust, CMO, VRN (a) (d),
4,700	5.722%, 3/26/37	NR/NR	408,900
3,776	10.325%, 6/26/36	NR/NR	453,172
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
14,784	2.733%, 8/25/35	Caa2/CC	10,202,440
1,013	5.195%, 5/25/47	NR/CCC	659,221
	Chase Mortgage Finance Corp., CMO,
162	2.918%, 12/25/35, FRN	NR/CC	156,915
318	5.50%, 5/25/36	B3/NR	291,101
429	5.893%, 9/25/36, FRN	B3/NR	386,124

PIMCO Global StocksPLUS® & Income Fund
24		PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
$271	2.547%, 7/25/46	NR/CCC	$170,465
503	5.506%, 7/25/37	Caa3/D	349,405
1,942	5.624%, 9/25/37	NR/D	1,165,265
4,009	5.661%, 8/25/37	Caa2/CCC	2,887,808
4,684	5.787%, 3/25/37	Caa2/NR	3,966,786
	Countrywide Alternative Loan Trust, CMO,
1,745	5.353%, 7/25/21, VRN	Caa3/D	1,270,192
762	5.50%, 3/25/36	Caa3/NR	514,449
845	5.528%, 2/25/37, VRN	NR/CCC	543,576
660	6.00%, 11/25/36	Caa3/NR	400,027
9,493	6.00%, 2/25/37	Caa3/CCC	6,362,565
358	6.50%, 6/25/36	Ca/NR	196,852
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,453	2.776%, 9/20/36, VRN	Ca/CC	786,560
6,284	5.50%, 10/25/35	Caa1/NR	5,920,421
176	5.631%, 9/25/47, VRN	NR/CCC	118,936
6,107	5.75%, 3/25/37	NR/CCC	5,115,359
5,268	5.75%, 6/25/37	NR/CCC	4,534,556
1,841	6.00%, 5/25/36	NR/CC	1,595,429
1,291	6.00%, 4/25/37	NR/CCC	1,130,498
3,208	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	NR/CCC	2,727,099
223	First Horizon Asset Securities, Inc., 5.741%, 5/25/37, CMO, FRN	NR/CC	144,683
	GSR Mortgage Loan Trust, CMO,
1,457	5.50%, 5/25/36	NR/CC	1,185,409
1,497	6.00%, 7/25/37	NR/CCC	1,300,566
	Harborview Mortgage Loan Trust, CMO, VRN,
152	5.350%, 8/19/36	NR/D	101,332
1,469	5.75%, 8/19/36	NR/D	809,112
13,558	JPMorgan Alternative Loan Trust, 5.951%, 3/25/37, CMO, VRN	NR/D	7,483,971
1,334	JPMorgan Mortgage Trust, 5.75%, 1/25/36, CMO	NR/CCC	1,256,380
592	Merrill Lynch Alternative Note Asset, 4.976%, 6/25/37, CMO, VRN	Ca/D	272,529
363	Merrill Lynch Mortgage-Backed Securities Trust, 5.334%, 4/25/37, CMO, VRN	NR/CCC	247,118
	Residential Asset Securitization Trust, CMO,
2,035	6.00%, 9/25/36	Ca/D	1,109,199
1,601	6.25%, 10/25/36	Ca/D	1,047,923
629	6.50%, 8/25/36	Ca/D	372,412
6,168	Residential Funding Mortgage Securities I, 6.25%, 8/25/36, CMO	Caa1/D	4,903,849
	Sequoia Mortgage Trust, CMO, VRN,
172	2.436%, 1/20/47	NR/CCC	119,311
2,238	5.395%, 7/20/37	NR/CC	1,705,043
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,201	5.528%, 4/25/37	NR/CCC	2,328,505
2,435	5.816%, 2/25/37	NR/CCC	1,647,337
	WaMu Mortgage Pass Through Certificates, CMO,
258	2.635%, 3/25/37, VRN	NR/CCC	209,144
1,223	2.643%, 2/25/37, VRN	NR/CCC	855,617
752	2.665%, 12/25/36, VRN	NR/CCC	480,415

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report			25

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$300	4.908%, 1/25/37, FRN	NR/CCC	$212,804
2,340	5.181%, 11/25/36, VRN	NR/CCC	1,673,349
262	5.186%, 4/25/37, FRN	NR/CCC	178,254
190	5.239%, 12/25/36, FRN	NR/CCC	130,396
582	5.319%, 2/25/37, VRN	NR/CC	370,254
498	5.502%, 5/25/37, FRN	NR/CC	361,792
637	5.585%, 2/25/37, FRN	NR/CCC	445,113
1,834	5.837%, 9/25/36, VRN	NR/CC	1,331,968
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
13,342	6.00%, 6/25/37	Caa3/CCC	9,375,344
7,571	6.50%, 3/25/36	NR/D	4,380,649
	Wells Fargo Mortgage-Backed Securities Trust, CMO, FRN,
434	2.734%, 7/25/36	NR/CC	322,055
2,750	2.742%, 7/25/36	NR/CC	2,068,457
282	2.742%, 9/25/36	Caa2/NR	208,207
8,208	2.990%, 10/25/36	NR/CCC	6,110,560
Total Mortgage-Backed Securities (cost-$118,177,658)			115,812,115

Shares

PREFERRED STOCK – 6.4%

Banking – 3.5%
758,600	CoBank Acb, 11.00%, 7/1/13, Ser. C (a) (b) (d) (g) (k) (m) (acquisition cost-$42,106,600; purchased 8/23/10-2/1/11)	NR/A	39,589,438
10,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (g)	A3/NR	11,571,875
			51,161,313
Financial Services – 2.0%
	Ally Financial, Inc. (g),
3,000	7.00%, 12/31/11 (a) (d)	B3/CCC-	2,009,156
150,000	8.50%, 5/15/16, Ser. A (m)	Caa1/CCC-	2,617,500
150,000	Bank of America Corp., 8.20%, 5/1/13 (g)	Ba3/BB+	3,303,000
800,000	Citigroup Capital XIII, 7.875%, 10/30/15 (m)	Baa3/BB+	21,128,000
7	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a) (b) (d) (g) (k) (acquisition cost-$630,000; purchased 3/3/11)	B2/B	526,750
			29,584,406
Real Estate Investment Trust – 0.9%
10,570	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a) (d) (g)	Baa2/BBB+	12,255,587
Total Preferred Stock (cost-$95,263,150)			93,001,306

Principal Amount (000)

ASSET-BACKED SECURITIES – 1.4%

	Countrywide Asset-Backed Certificates,
$3,000	5.595%, 8/25/35	Caa3/BB-	2,003,515
13,700	5.884%, 7/25/36	Ca/A+	5,846,557
726	GSAA Trust, 0.535%, 3/25/37, FRN	Ca/CCC	349,328

PIMCO Global StocksPLUS® & Income Fund
26	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO High Income Fund Schedule of Investments

September 30, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$20,738	Indymac Residential Asset-Backed Trust, 0.395%, 7/25/37, FRN	Caa3/CCC	$9,767,568
2,828	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	1,807,416
Total Asset-Backed Securities (cost-$24,960,177)			19,774,384

SENIOR LOANS (a) (c) – 1.3%

Utilities – 1.3%
	Texas Competitive Electric Holdings Co. LLC,
13,451	4.726%, 10/10/17		9,058,512
14,307	4.772%, 10/10/17		9,635,034
Total Senior Loans (cost-$22,001,221)			18,693,546

Shares

MUTUAL FUNDS – 0.0%

5,940	BlackRock MuniYield Quality Fund II, Inc.		76,270
14,868	BlackRock MuniYield Quality Fund III, Inc.		196,555
Total Mutual Funds (cost-$258,945)			272,825

Principal Amount (000)

SHORT-TERM INVESTMENTS – 16.0%

U.S. Treasury Obligations (h) (n) – 1.2%
$16,611	U.S. Treasury Bills, zero coupon-0.004%, 10/27/11-11/10/11 (cost-$16,610,995)		16,610,995

Corporate Notes – 0.3%
Airlines – 0.3%
4,754	American Airlines, Inc., 10.50%, 3/15/12 (cost-$4,726,374)	Caa1/CCC+	4,827,825

Repurchase Agreements – 14.5%
5,000	Bank of America Corp., dated 9/30/11, 0.09%, due 10/3/11, proceeds $5,000,038; collateralized by U.S. Treasury Notes, 0.50%, due 8/15/14, valued at $5,102,309 including accrued interest		5,000,000
203,900	BNP Paribas Securities Co., dated 9/30/11, 0.03%, due 10/3/11, proceeds $203,900,510; collateralized by U.S. Treasury Bonds, 5.375%, due 2/15/31, valued at $210,008,781 including accrued interest		203,900,000
2,690	State Street Bank & Trust Co., dated 9/30/11, 0.01%, due 10/3/11, proceeds $2,690,002; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $2,744,092 including accrued interest		2,690,000
Total Repurchase Agreements (cost-$211,590,000)			211,590,000
Total Short-Term Investments (cost-$232,927,369)			233,028,820
Total Investments (cost-$1,382,205,138) – 100.0%			$1,457,294,422

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report			27

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Notes to Schedules of Investments

September 30, 2011 (unaudited) (continued)

(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $45,264,935 and $241,504,892, representing 40.5% of net assets and 16.6% of total investments in Global StocksPLUS® and in High Income, respectively.

(b)	Illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on September 30, 2011.

(d)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.
(f)

Fair-Valued–Securities with a value of $1,198,215 and $16,597,260, representing 1.1% of net assets and 1.1% of total investments in Global StocksPLUS® and in High Income, respectively. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(g)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(i)	Non-income producing.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(k)	Restricted. The aggregate acquisition cost of such securities is $57,955,350 for High Income. The aggregate market value is $51,559,713, representing 3.5% of total investments in High Income.
(l)

Security is subject to a forbearance agreement entered into by High Income which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(m)	Dividend rate is fixed until the first call date and variable thereafter.
(n)	Rates reflect the effective yields at purchase date.

Glossary:
ABS	-	Asset-Backed Securities
AMBAC	-	insured by American Municipal Bond Assurance Corp.
	£-	British Pound
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FGIC	-	insured by Financial Guaranty Insurance Co.
FRN	-	Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2011.
GO	-	General Obligation Bond
	¥-	Japanese Yen
LIBOR	-	London Inter-Bank Offered Rate
MBIA	-	insured by Municipal Bond Investors Assurance
MBS	-	Mortgage-Backed Securities
MXN	-	Mexican Peso
NPFGC	-	insured by National Public Finance Guarantee Corp.
NR	-	Not Rated
PO	-	Principal Only
VRN	-

Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2011.

WR	-	Withdrawn Rating

PIMCO Global StocksPLUS® & Income Fund
28	PIMCO High Income Fund Semi-Annual Report | 9.30.11 | See accompanying Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Statements of Assets and Liabilities

September 30, 2011 (unaudited)

	Global StocksPLUS®	High Income
Assets:
Investments, at value (cost-$244,089,022 and $1,170,615,138, respectively)	$257,866,289	$1,245,704,422
Repurchase agreements, at cost and value	5,723,000	211,590,000
Cash	–	306,885
Foreign currency, at value (cost-$5,270 for High Income)	–	4,705
Unrealized appreciation of OTC swaps	7,570,687	77,984,029
Swap premiums paid	3,539,847	92,544,999
Interest and dividends receivable	2,635,409	25,424,513
Receivable for investments sold	1,972,480	–
Deposits with brokers for futures contracts collateral	870,000	–
Receivable for variation margin on centrally cleared swaps	771,679	751,728
Unrealized appreciation of forward foreign currency contracts	588,317	7,203,221
Deposits with brokers for swaps collateral	344,000	11,470,000
Receivable from brokers	178,152	484,198
Deposits with brokers for forward foreign currency contracts collateral	–	460,000
Prepaid expenses	11,418	102,043
Total Assets	282,071,278	1,674,030,743

Liabilities:
Payable for reverse repurchase agreements	114,365,781	273,585,000
Payable for terminated swaps	21,550,100	33,900,200
Unrealized depreciation of OTC swaps	21,111,224	65,732
Payable to brokers for cash collateral received	4,030,000	151,245,000
Securities sold short, at value (proceeds received-$2,131,510 for Global StocksPLUS®)	2,142,188	–
Dividends payable to common and preferred shareholders	1,870,029	14,799,069
Payable for variation margin on futures contracts	1,455,915	–
Payable for investments purchased	1,065,152	225,000
Payable for variation margin on centrally cleared swaps	821,467	–
Options written, at value (premiums received-$2,207,507 for Global StocksPLUS®)	566,400	–
Unrealized depreciation of forward foreign currency contracts	485,392	134,969
Swap premiums received	312,681	93,500
Investment management fees payable	187,795	709,694
Payable to custodian for foreign currency overdraft, at value	133,957	–
Interest payable for reverse repurchase agreements	51,682	111,596
Interest payable	20,272	4,740
Payable to custodian for cash overdraft	7,828	–
Payable to broker	2,006	–
Accrued expenses	108,172	283,861
Total Liabilities	170,288,041	475,158,361
Preferred Shares ($0.00001 par value and $25,000 liquidation preference, per share applicable to an aggregate of 11,680 shares issued and outstanding for High Income)	–	292,000,000
Net Assets Applicable to Common Shareholders	$111,783,237	$906,872,382

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$102	$1,214
Paid-in-capital in excess of par	229,286,441	1,700,352,566
Dividends in excess of net investment income	(2,473,973)	(54,691,932)
Accumulated net realized loss	(119,784,512)	(907,588,115)
Net unrealized appreciation of investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	4,755,179	168,798,649
Net Assets Applicable to Common Shareholders	$111,783,237	$906,872,382
Common Shares Issued and Outstanding	10,199,229	121,416,164
Net Asset Value Per Common Share	$10.96	$7.47

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.11 | PIMCO High Income Fund Semi-Annual Report	29

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Statements of Operations

Six Months ended September 30, 2011 (unaudited)

	Global StocksPLUS®	High Income
Investment Income:
Interest	$10,611,216	$61,300,531
Facility and other fee income	71,765	1,118,729
Dividends	20,425	6,347,192
Total Investment Income	10,703,406	68,766,452

Expenses:
Investment management fees	1,264,831	4,769,785
Interest expense	354,846	473,419
Custodian and accounting agent fees	50,406	190,671
Audit and tax services	42,175	63,229
Shareholder communications	41,240	118,014
Transfer agent fees	19,436	18,206
New York Stock Exchange listing fees	12,517	57,208
Legal fees	7,593	53,076
Trustees’ fees and expenses	7,228	69,607
Insurance expense	2,542	18,030
Auction agent fees and commissions	–	169,665
Miscellaneous	2,658	11,294
Total Expenses	1,805,472	6,012,204

Net Investment Income	8,897,934	62,754,248

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	3,493,903	13,605,154
Futures contracts	(7,037,019)	2,738,305
Options written	(667,685)	–
Swaps	8,624,708	(215,702,700)
Foreign currency transactions	(151,989)	3,846,221
Net change in unrealized appreciation/depreciation of: Investments	(14,595,417)	(161,339,171)
Futures contracts	(2,758,087)	54,550
Options written	2,532,932	–
Securities sold short	(19,816)	–
Swaps	(28,202,624)	140,767,084
Foreign currency transactions	706,563	3,500,561
Net realized and change in unrealized loss on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	(38,074,531)	(212,529,996)
Net Decrease in Net Assets Resulting from Investment Operations	(29,176,597)	(149,775,748)
Dividends on Preferred Shares from Net Investment Income	–	(166,666)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(29,176,597)	$(149,942,414)

PIMCO Global StocksPLUS® & Income Fund
30	PIMCO High Income Fund Semi-Annual Report | 9.30.11 | See accompanying Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund
Statements of Changes in Net Assets

	Six Months ended September 30, 2011 (unaudited)	Year ended March 31, 2011
Investment Operations:
Net investment income	$8,897,934	$17,622,218
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	4,261,918	3,498,868
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, securities sold short and foreign currency transactions	(42,336,449)	24,104,090
Net increase (decrease) in net assets resulting from investment operations	(29,176,597)	45,225,176

Dividends to Shareholders from Net Investment Income	(11,192,910)	(22,184,608)

Common Share Transactions:
Reinvestment of dividends	1,271,343	2,470,443
Total increase (decrease) in net assets	(39,098,164)	25,511,011

Net Assets:
Beginning of period	150,881,401	125,370,390
End of period (dividends in excess of net investment income of $(2,473,973) and $(178,997), respectively)	$111,783,237	$150,881,401

Common Shares Issued in Reinvestment of Dividends	57,542	126,552

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.11 | PIMCO High Income Fund Semi-Annual Report	31

PIMCO High Income Fund
Statements of Changes in Net Assets Applicable to Common Shareholders

	Six Months ended September 30, 2011 (unaudited)	Year ended March 31, 2011
Investment Operations:
Net investment income	$62,754,248	$136,322,268
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(195,513,020)	141,570,851
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency transactions	(17,016,976)	(21,674,109)
Net increase (decrease) in net assets resulting from investment operations	(149,775,748)	256,219,010

Dividends on Preferred Shares from Net Investment Income	(166,666)	(820,941)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(149,942,414)	255,398,069

Dividends to Common Shareholders from Net Investment Income	(88,611,559)	(176,007,142)

Common Share Transactions:
Reinvestment of dividends	7,240,330	12,559,574
Total increase (decrease) in net assets applicable to common shareholders	(231,313,643)	91,950,501

Net Assets Applicable to Common Shareholders:
Beginning of period	1,138,186,025	1,046,235,524
End of period (including dividends in excess of net investment income of $(54,691,932) and $(28,667,955), respectively)	$906,872,382	$1,138,186,025

Common Shares Issued in Reinvestment of Dividends	557,272	1,034,769

PIMCO Global StocksPLUS® & Income Fund
32	PIMCO High Income Fund Semi-Annual Report | 9.30.11 | See accompanying Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Statements of Cash Flows

Six Months ended September 30, 2011 (unaudited)

	Global StocksPLUS®	High Income
Decrease in Cash and Foreign Currency from:

Cash Flows provided by (used for) Operating Activities:
Net decrease in net assets resulting from investment operations	$(29,176,597)	$(149,775,748)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investment Operations to Net Cash provided by (used for) Operating Activities:
Purchases of long-term investments	(86,548,236)	(132,784,577)
Proceeds from sales of long-term investments	116,524,983	265,744,341
Purchases of short-term portfolio investments, net	(32,886,708)	(185,561,938)
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, securities sold short and foreign currency transactions	42,336,449	17,016,976
Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	(4,261,918)	195,513,020
Net amortization/accretion on investments	(1,177,574)	(2,452,868)
Increase in proceeds received from securities sold short	258,466	–
Increase in receivable for investments sold	(78,796)	–
(Increase) decrease in interest and dividends receivable	(35,748)	5,967,207
Decrease in tax reclaims receivable	–	13,629
(Payments) proceeds from futures contracts transactions	(8,506,761)	2,881,155
Increase in deposits with brokers for futures contracts, swaps and forward foreign currency contracts collateral	(1,214,000)	(11,930,000)
(Increase) decrease in receivable from broker	8,519	(7,518)
Decrease in prepaid expenses	8,457	8,650
Increase (decrease) in payable for investments purchased	(788,053)	225,000
Increase (decrease) in payable to brokers for cash collateral received	(11,440,000)	57,195,000
Net cash provided by (used for) swap transactions	26,799,626	(154,540,890)
Net cash provided by foreign currency transactions	194,925	3,351,778
Decrease in investment management fees payable	(32,969)	(140,681)
Increase in interest payable for reverse repurchase agreements	21,450	83,032
Increase (decrease) in interest payable	(2,158)	1,467
Increase (decrease) in accrued expenses	(27,963)	9,804
Net cash provided by (used for) operating activities*	9,975,394	(89,183,161)
Cash Flows provided by (used for) Financing Activities:
Increase in payable for reverse repurchase agreements	1,603,373	170,517,395
Cash dividends paid (excluding reinvestment of dividends of $1,271,343 and $7,240,330, respectively)	(9,911,016)	(81,473,699)
Decrease in payable to custodian for cash and foreign currency overdrafts	(1,829,430)	–
Net cash provided by (used for) financing activities	(10,137,073)	89,043,696
Net decrease in cash and foreign currency	(161,679)	(139,465)
Cash and foreign currency, at beginning of period	161,679	451,055
Cash and foreign currency, at end of period	–	$311,590

*            Included in operating expenses is cash paid by Global StocksPLUS® and High Income for interest primarily related to participation in reverse repurchase agreement transactions of $335,554 and $388,920, respectively.

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.11 | PIMCO High Income Fund Semi-Annual Report	33

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Global StocksPLUS® & Income Fund (“Global StocksPLUS®”) and PIMCO High Income Fund (“High Income”), each the “Fund” and collectively the “Funds”, were organized as Massachusetts business trusts on February 16, 2005 and February 18, 2003, respectively. Prior to commencing operations on May 31, 2005 and April 30, 2003, respectively, the Funds had no operations other than matters relating to their organization as non-diversified (for Global StocksPLUS®) and diversified (for High Income), closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value per share of common shares authorized.

Global StocksPLUS®’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation. Global StocksPLUS® normally attempts to achieve its investment objective through holdings of stocks and/or through the use of index and other derivative instruments that have economic characteristics similar to U.S. and non-U.S. stocks. The Fund’s investments in index and other derivative instruments are backed by an actively-managed, debt portfolio that will have a low-to intermediate-average portfolio duration, ranging from one year to a duration that is two years above the duration of the Barclays Capital U.S. Aggregate Index, although it may be longer or shorter at any time or from time to time based on the Pacific Investment Management Company LLC’s (the “Sub-Adviser”), forecast for interest rates and other factors. The Fund may invest without limit in securities that are rated below investment grade and may invest without limit in securities of any rating. The Fund currently intends to gain substantially all of its equity index exposure by investing in equity index derivatives based on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the MSCI Europe, Australasia and the Far East Index (the “MSCI EAFE Index”). The Fund also will employ a strategy of writing (selling) call options on U.S. equity indexes, seeking to generate gains from option premiums which may limit the Fund’s gains from increases in the S&P 500 Index.

High Income’s primary investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund normally attempts to achieve these objectives by investing at least 50% of its net assets in debt securities that are, at the time of purchase, rated below investment grade, and which may be represented by forward contracts or derivatives such as options, futures contracts or swap agreements.

There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual periods beginning on or after December 15, 2011. The Funds’ management is evaluating the implications of this change.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011. The Funds’ management is evaluating the implications of this change.

PIMCO Global StocksPLUS® & Income Fund
34	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps and exchange-traded futures and options on futures are valued at the price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                  Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•                  Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	35

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

PIMCO Global StocksPLUS® & Income Fund
36	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Total Return Swaps — OTC total return swaps are valued by independent pricing services using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable, the values of total return swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at September 30, 2011 in valuing Global StocksPLUS®’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 9/30/11
Investments in Securities – Assets
Mortgage-Backed Securities		$86,966,714	$2,158,215	$89,124,929
Corporate Bonds & Notes:
Airlines	–	1,013,750	3,809,505	4,823,255
All Other	–	72,502,162	–	72,502,162
U.S. Government Agency Securities	–	14,008,169	–	14,008,169
Asset-Backed Securities	–	7,642,801	790,882	8,433,683
Senior Loans	–	2,518,979	–	2,518,979
U.S. Treasury Obligations	–	2,113,438	–	2,113,438
Municipal Bonds	–	1,372,600	–	1,372,600
Convertible Preferred Stock	$476,440	–	–	476,440
Short-Term Investments	–	65,810,834	–	65,810,834
Options Purchased:
Market Price	–	2,404,800	–	2,404,800
Total Investments in Securities – Assets	$476,440	$256,354,247	$6,758,602	$263,589,289

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	37

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 9/30/11
Investments in Securities – Liabilities
Options Written, at value
Market Price	–	$(566,400)	–	$(566,400)
Securities Sold Short, at value	–	(2,142,188)	–	(2,142,188)
Total Investments in Securities – Liabilities	–	$(2,708,588)	–	$(2,708,588)
Other Financial Instruments* – Assets
Credit Contracts	–	$2,096,656	$420,669	$2,517,325
Foreign Exchange Contracts	–	588,317	–	588,317
Interest Rate Contracts	–	9,784,710	–	9,784,710
Total Other Financial Instruments* – Assets	–	$12,469,683	$420,669	$12,890,352
Other Financial Instruments* – Liabilities
Market Price	$(1,499,255)	$(10,619,854)	–	$(12,119,109)
Credit Contracts	–	(1,700,539)	–	(1,700,539)
Foreign Exchange Contracts	–	(485,392)	–	(485,392)
Interest Rate Contracts	–	(9,612,298)	–	(9,612,298)
Total Other Financial Instruments* – Liabilities	$(1,499,255)	$(22,418,083)	–	$(23,917,338)
Total Investments	$(1,022,815)	$243,697,259	$7,179,271	$249,853,715

There were no significant transfers between Levels 1 and 2 during the six months ended September 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Global StocksPLUS® for the six months ended September 30, 2011, was as follows:

	Beginning Balance 3/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/11
Investments in Securities – Assets
Mortgage-Backed Securities	$1,289,298	$966,000	$(91,170)	$(3,294)	$(2,905)	$286	–	–	$2,158,215
Corporate Bonds & Notes:
Airlines	4,249,287	–	(292,767)	21,006	18,951	(186,972)	–	–	3,809,505
Asset-Backed Securities	870,670	–	(64,123)	(42)	(92)	(15,531)	–	–	790,882
Total Investments in Securities – Assets	$6,409,255	$966,000	$(448,060)	$17,670	$15,954	$(202,217)	–	–	$6,758,602
Other Financial Instruments* – Assets
Credit Contracts	$148,209	–	–	–	–	$272,460	–	–	$420,669
Total Investments	$6,557,464	$966,000	$(448,060)	$17,670	$15,954	$70,243	–	–	$7,179,271

PIMCO Global StocksPLUS® & Income Fund
38	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A summary of the inputs used at September 30, 2011 in valuing High Income’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 9/30/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	–	$6,828,562	$5,644,215	$12,472,777
Electric	–	–	484,919	484,919
Financial Services	–	319,563,152	16,597,260	336,160,412
Utilities	–	19,218,137	13,194,500	32,412,637
All Other	–	408,727,795	–	408,727,795
Municipal Bonds	–	186,452,886	–	186,452,886
Mortgage-Backed Securities	–	114,950,043	862,072	115,812,115
Preferred Stock:
Financial Services	$27,048,500	2,535,906	–	29,584,406
All Other	–	63,416,900	–	63,416,900
Asset-Backed Securities	–	19,774,384	–	19,774,384
Senior Loans	–	18,693,546	–	18,693,546
Mutual Funds	272,825	–	–	272,825
Short-Term Investments	–	233,028,820	–	233,028,820
Total Investments in Securities – Assets	$27,321,325	$1,393,190,131	$36,782,966	$1,457,294,422
Other Financial Instruments* – Assets
Interest Rate Contracts	–	$87,001,359	–	$87,001,359
Foreign Exchange Contracts	–	7,203,221	–	7,203,221
Total Other Financial Instruments* – Assets	–	$94,204,580	–	$94,204,580
Other Financial Instruments* – Liabilities
Credit Contracts	–	$(65,732)	–	$(65,732)
Foreign Exchange Contracts	–	(134,969)	–	(134,969)
Total Other Financial Instruments* – Liabilities	–	$(200,701)	–	$(200,701)
Total Investments	$27,321,325	$1,487,194,010	$36,782,966	$1,551,298,301

There were no significant transfers between Levels 1 and 2 during the six months ended September 30, 2011.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	39

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for High Income for the six months ended September 30, 2011, was as follows:

	Beginning Balance 3/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 9/30/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$5,927,697	–	$(40,908)	$(743)	$(4,773)	$(237,058)	–	–	$5,644,215
Electric	590,230	–	(68,580)	(1,259)	(2,623)	(32,849)	–	–	484,919
Financial Services	17,273,655	–	–	283,675	(16,356)	426,286	–	$(1,370,000)	16,597,260
Utilities	22,670,550	–	–	165,672	–	(9,641,722)	–	–	13,194,500
Mortgage-Backed Securities	–	$888,271	(30,058)	100,482	26,163	(122,786)	–	–	862,072
Total Investments	$46,462,132	$888,271	$(139,546)	$547,827	$2,411	$(9,608,129)	–	$(1,370,000)	$36,782,966

*

Other financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

**	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments, which Global StocksPLUS® held at September 30, 2011, was $(185,164) and $272,460, respectively. The net change in unrealized appreciation/depreciation of Level 3 investments which High Income held at September 30, 2011 was $(9,114,794). Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received on settlement date are amortized as income over the expected term of the senior loan. Facility fees and other fees received after settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at September 30, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

PIMCO Global StocksPLUS® & Income Fund
40	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Funds purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Funds succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Funds enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns they obtain on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	41

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(k) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(l) Short Sales

Short sale transactions involve the Funds selling securities they do not own in anticipation of a decline in the market price of the securities. The Funds are obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(m) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(n) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(o) Custody Credits on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

PIMCO Global StocksPLUS® & Income Fund
42	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Funds hold mortgage-related securities, they may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	43

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

2. Principal Risks (continued)

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Leverage will cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions (such as reverse repurchase agreements) or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Funds are also party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The Funds had security transactions outstanding with Lehman Brothers entities as counterparty at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. Global StocksPLUS®’s security transactions associated with Lehman Brothers Special Financing Inc. (“LBSF”) and Lehman Brothers International (Europe) (“LBI”) and High Income’s security transactions associated with Lehman Commercial Paper, Inc. (“LCPI”) and LBSF as counterparties were written down to their estimated recoverable values. Anticipated losses for securities transactions associated with LBSF, LBI and LCPI have been incorporated as net realized gain (loss) on the Funds’ Statements of Operations. The remaining balances, if any, due from LBSF, LBI and LCPI and due to SLH are included in receivable from/payable to broker on the Funds’ Statements of Assets and Liabilities. The estimated recoverable value of the receivables is determined by independent broker quotes.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

PIMCO Global StocksPLUS® & Income Fund
44	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions

The Funds purchase put and call options on securities and indices for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

The Funds write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

(c) Swap Agreements

Swap agreements are bilateraly negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	45

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements — Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate or sovereign issues of deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and

PIMCO Global StocksPLUS® & Income Fund
46	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of as of period end are disclosed later in the Notes to Financial Statements (see 5(c)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2011 for which the Funds are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

(d) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	47

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Notes to Financial Statements

September 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market price risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

The following is a summary of the fair valuation of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Statements of Assets and Liabilities at September 30, 2011:

Global StocksPLUS®:

Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	$2,404,800	–	–	–	$2,404,800
Unrealized appreciation of OTC swaps	–	$5,053,362	$2,517,325	–	7,570,687
Receivable for variation margin on centrally cleared swaps**	–	771,679	–	–	771,679
Unrealized appreciation of forward foreign currency contracts	–	–	–	$588,317	588,317
Total asset derivatives	$2,404,800	$5,825,041	$2,517,325	$588,317	$11,335,483
Liability derivatives:
Unrealized depreciation of OTC swaps	$(10,619,854)	$(8,790,831)	$(1,700,539)	–	$(21,111,224)
Payable for variation margin on futures contracts*	(1,455,915)	–	–	–	(1,455,915)
Payable for variation margin on centrally cleared swaps**	–	(821,467)	–	–	(821,467)
Options written, at value	(566,400)	–	–	–	(566,400)
Unrealized depreciation of forward foreign currency contracts	–	–	–	$(485,392)	(485,392)
Total liability derivatives	$(12,642,169)	$(9,612,298)	$(1,700,539)	$(485,392)	$(24,440,398)

High Income:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$77,984,029	–	–	$77,984,029
Receivable for variation margin on centrally cleared swaps**	751,728	–	–	751,728
Unrealized appreciation of forward foreign currency contracts	–	–	$7,203,221	7,203,221
Total asset derivatives	$78,735,757	–	$7,203,221	$85,938,978
Liability derivatives:
Unrealized depreciation of OTC swaps	–	$(65,732)	–	$(65,732)
Unrealized depreciation of forward foreign currency contracts	–	–	$(134,969)	(134,969)
Total liability derivatives	–	$(65,732)	$(134,969)	$(200,701)

*	Included in the net unrealized depreciation of $1,499,255 on futures contracts, for Global StocksPLUS® as reported in section 5(a) in the Notes to Financial Statements.
**

Included in the net unrealized appreciation of $3,909,881 and $9,017,330 on centrally cleared interest rate swaps, for Global StocksPLUS® and High Income, respectively, as reported in section 5(a) in the Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund
48	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Notes to Financial Statements

September 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivatives on the Statements of Operations for the six months ended September 30, 2011:

Global StocksPLUS®:

Location	Market Price	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Investments (options purchased)	$2,605,746	–	–	–	$2,605,746
Futures contracts	(7,037,019)	–	–	–	(7,037,019)
Options written	(667,685)	–	–	–	(667,685)
Swaps	–	$8,317,747	$306,961	–	8,624,708
Foreign currency transactions (forward foreign currency contracts)	–	–	–	$(183,770)	(183,770)
Total net realized gain (loss)	$(5,098,958)	$8,317,747	$306,961	$(183,770)	$3,341,980
Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$1,447,882	–	–	–	$1,447,882
Futures contracts	(2,758,087)	–	–	–	(2,758,087)
Options written	2,532,932	–	–	–	2,532,932
Swaps	(13,417,349)	$(14,613,999)	$(171,276)	–	(28,202,624)
Foreign currency transactions (forward foreign currency contracts)	–	–	–	$359,647	359,647
Total net change in unrealized appreciation/depreciation	$(12,194,622)	$(14,613,999)	$(171,276)	$359,647	$(26,620,250)

High Income:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Futures contracts	$2,738,305	–	–	$2,738,305
Swaps	(187,143,949)	$(28,558,751)	–	(215,702,700)
Foreign currency transactions (forward foreign currency contracts)	–	–	$3,048,977	3,048,977
Total net realized gain (loss)	$(184,405,644)	$(28,558,751)	$3,048,977	$(209,915,418)
Net change in unrealized appreciation/depreciation of:
Futures contracts	$54,550	–	–	$54,550
Swaps	141,960,988	$(1,193,904)	–	140,767,084
Foreign currency transactions (forward foreign currency contracts)	–	–	$3,995,004	3,995,004
Total net change in unrealized appreciation/depreciation	$142,015,538	$(1,193,904)	$3,995,004	$144,816,638

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	49

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

3. Financial Derivative Instruments (continued)

The average (measured at each fiscal quarter-end) volume of derivative activity during the six months ended September 30, 2011:

	Options Purchased	Options Written	Futures Contracts (1)	Forward Foreign Currency Contracts (2)
	Contracts (1)	Contracts (1)	Long	Purchased	Sold
Global StocksPLUS®	211	211	441	$10,339,719	$14,164,800
High Income	–	–	1,185	4,789,173	240,811,708

	Credit Default Swap Agreements (3)		Interest Rate Swap	Total Return Swap
	Buy	Sell	Agreements (3)	Agreements (3)
Global StocksPLUS®	$5,467	$16,560	$358,200	$72,533
High Income	–	109,100	2,902,000	–

(1)  Number of contracts

(2)  U.S. $ value on origination date

(3)  Notional amount (in thousands)

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 1.00% of Global StocksPLUS®’s average daily total managed assets and 0.70% of High Income’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For Global StocksPLUS®, total managed assets refer to the total assets of Global StocksPLUS® (including any assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained the Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

Purchases and sales of investments, other than short-term securities, for the six months ended September 30, 2011:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Global StocksPLUS®	$72,449,803	$72,853,637	$14,098,433	$46,934,420
High Income	–	–	132,784,577	268,420,378

(a) Futures contracts outstanding at September 30, 2011:

Global StocksPLUS®:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long:	E-mini S&P 500 Index	241	$13,568	12/16/11	$(375,721)
	S&P 500 Index	144	40,536	12/15/11	(1,123,534)
					$(1,499,255)

PIMCO Global StocksPLUS® & Income Fund
50	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

At September 30, 2011 Global StocksPLUS® pledged cash collateral of $870,000 for futures contracts.

(b) Transactions in options written for the six months ended September 30, 2011:

Global StocksPLUS®:

	Contracts	Premiums
Options outstanding, March 31, 2011	220	$2,144,175
Options written	1,283	9,973,403
Options terminated in closing transactions	(1,091)	(8,920,615)
Options expired	(220)	(989,456)
Options outstanding, September 30, 2011	192	$2,207,507

(c) OTC credit default swap agreements:

Buy protection swap agreements outstanding at September 30, 2011 (1):

Global StocksPLUS®:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Made	Market Value (5)	Upfront Premiums Paid	Unrealized Appreciation
Citigroup:
CIFC	$1,000	†	10/20/20	(2.15)%	$420,669	–	$420,669
Goldman Sachs:
CIFC	478	†	10/20/20	(4.50)%	186,540	–	186,540
TELOS	1,500	†	10/11/21	(5.00)%	555,014	–	555,014
JPMorgan Chase:
Indymac Home Equity Loan	1,230	†	6/25/30	(0.45)%	194,124	–	194,124
Morgan Stanley:
Aegis Asset Backed Securities Trust	1,272	†	6/25/34	(1.15)%	703,939	–	703,939
					$2,060,286	–	$2,060,286

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	51

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

Sell protection swap agreements outstanding at September 30, 2011 (2):

Global StocksPLUS®:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
Long Beach Mortgage Loan Trust	$648	†	7/25/33	6.25%	$(501,122)	–	$(501,122)
SLM	500	4.81%	12/20/13	5.00%	2,873	$(70,000)	72,873
Citigroup:
General Electric	2,100	2.88%	12/20/13	4.65%	82,649	–	82,649
SLM	1,800	4.81%	12/20/13	5.00%	10,343	155,594	(145,251)
SLM	900	4.81%	12/20/13	5.00%	5,172	(141,750)	146,922
Deutsche Bank:
American International Group	2,000	3.42%	3/20/13	2.10%	(35,922)	–	(35,922)
General Electric	1,300	2.88%	12/20/13	4.70%	52,572	–	52,572
SLM	700	4.81%	12/20/13	5.00%	4,023	(98,000)	102,023
Morgan Stanley:
Indymac Home Equity Loan	1,205	†	6/25/30	1.82%	(173,846)	–	(173,846)
Morgan Stanley Dean Witter	156	†	8/25/32	3.22%	(150,392)	(2,931)	(147,461)
UBS:
Aegis Asset Backed Securities Trust	1,272	†	6/25/34	1.50%	(696,937)	–	(696,937)
					$(1,400,587)	$(157,087)	$(1,243,500)

High Income:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (4)	Credit Spread (3)	Termination Date	Payments Received	Market Value (5)	Upfront Premiums Received	Unrealized Depreciation
Goldman Sachs:
MBIA Insurance Corp.	$1,700	27.00%	3/20/12	5.00%	$(159,232)	$(93,500)	$(65,732)

†	Credit spread not quoted for asset-backed securities.
(1)

If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Funds will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PIMCO Global StocksPLUS® & Income Fund
52	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

This represents the maximum potential amount the Funds could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at September 30, 2011:

Global StocksPLUS®:

OTC interest rate swaps:

	Notional		Rate Type			Upfront	Unrealized
Swap Counterparty	Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Premiums Paid	Appreciation (Depreciation)
Deutsche Bank	$50,000	9/22/16	3-Month USD-LIBOR	3.30%	$5,053,362	–	$5,053,362
Deutsche Bank	50,000	12/16/16	3-Month USD-LIBOR	4.00%	(6,475,267)	$568,001	(7,043,268)
Morgan Stanley	78,000	12/16/11	3-Month USD-LIBOR	3.00%	1,068,689	2,816,252	(1,747,563)
					$(353,216)	$3,384,253	$(3,737,469)

Centrally cleared interest rate swaps:

	Notional		Rate Type			Unrealized
Broker	Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Appreciation (Depreciation)
Credit Suisse (CME)	$100,000	12/21/31	4.00%	3-Month USD-LIBOR	$(22,371,467)	$(821,467)
Morgan Stanley (CME)	80,000	6/17/29	3-Month USD-LIBOR	4.60%	25,601,593	4,731,348
					$3,230,126	$3,909,881

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	53

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

High Income:

OTC interest rate swaps:

	Notional		Rate Type			Upfront
Swap Counterparty	Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Premiums Paid	Unrealized Appreciation
Morgan Stanley	$1,150,000	12/16/16	3-Month
			USD-LIBOR	4.00%	$170,529,028	$92,544,999	$77,984,029

Centrally cleared interest rate swaps:

	Notional		Rate Type
Broker	Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value	Unrealized Appreciation
Barclays Bank (CME)	$200,000	6/16/20	3-Month
			USD-LIBOR	4.00%	$36,163,059	$3,123,990
Barclays Bank (CME)	200,000	12/16/21	4.00%	3-Month
				USD-LIBOR	(33,900,000)	–
Credit Suisse (CME)	1,150,000	12/16/16	4.00%	3-Month
				USD-LIBOR	(150,106,660)	5,893,340
					$(147,843,601)	$9,017,330

CME—Chicago Mercantile Exchange

LIBOR—London Inter-Bank Offered Rate

At September 30, 2011, Global StocksPLUS® and High Income pledged cash collateral of $344,000 and $11,470,000, respectively, for centrally cleared interest rate swaps.

(e) OTC total return swap agreements outstanding at September 30, 2011:

Global StocksPLUS®:

Pay/Receive Total Return on Reference Index	Index	# of Units	Floating Rate*	Notional Amount (000s)	Maturity Date	Counterparty	Unrealized Depreciation
Receive	MSCI Daily Total Return EAFE	18,014	1-month USD-LIBOR minus 0.07%	$72,501	1/31/12	Merrill Lynch	$(10,619,854)

*  Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

EAFE—Europe and Australasia, Far East Equity Index

LIBOR—London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

PIMCO Global StocksPLUS® & Income Fund
54	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

(f) Forward foreign currency contracts outstanding at September 30, 2011:

Global StocksPLUS®:

	Counterparty	U.S.$ Value on Origination Date	U.S.$Value September 30, 2011	Unrealized Appreciation (Depreciation)
Purchased:
58,000 Australian Dollar settling 10/20/11	HSBC Bank	$56,701	$56,021	$(680)
423,000 Danish Krone settling 10/7/11	Deutsche Bank	79,368	76,154	(3,214)
213,000 Euro settling 10/19/11	Citigroup	292,383	285,335	(7,048)
5,190,000 Euro settling 10/7/11	Credit Suisse First Boston	7,328,384	6,953,146	(375,238)
1,183,000 Hong Kong Dollar settling 12/12/11	Citigroup	151,752	152,032	280
300,000 Hong Kong Dollar settling 12/12/11	Deutsche Bank	38,532	38,554	22
190,000 Norwegian Krone settling 10/7/11	Citigroup	35,277	32,363	(2,914)
191,000 Norwegian Krone settling 10/7/11	JPMorgan Chase	35,634	32,533	(3,101)
829,000 Swedish Krona settling 10/7/11	Barclays Bank	128,433	120,803	(7,630)
830,000 Swedish Krona settling 10/7/11	Deutsche Bank	128,954	120,948	(8,006)
654,000 Swiss Franc settling 10/7/11	Deutsche Bank	759,591	721,577	(38,014)
Sold:
1,294,000 British Pound settling 12/8/11	JPMorgan Chase	2,062,878	2,016,603	46,275
1,110,000 British Pound settling 12/8/11	UBS	1,771,202	1,729,852	41,350
5,622,000 Euro settling 10/19/11	Credit Suisse First Boston	7,930,759	7,531,231	399,528
726,000 Euro settling 10/19/11	HSBC Bank	1,045,418	972,549	72,869
364,000 Euro settling 10/19/11	Morgan Stanley	507,234	487,614	19,620
75,635,000 Japanese Yen settling 10/17/11	Citigroup	941,243	980,790	(39,547)
62,431,000 Japanese Yen settling 10/17/11	HSBC Bank	817,941	809,568	8,373
				$102,925

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	55

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

High Income:

	Counterparty	U.S.$ Value on Origination Date	U.S.$Value September 30, 2011	Unrealized Appreciation (Depreciation)
Purchased:
424,460 Brazilian Real settling 11/3/11	HSBC Bank	$261,046	$224,063	$(36,983)
289,000 British Pound settling 10/13/11	Citigroup	457,449	450,627	(6,822)
380,000 British Pound settling 10/13/11	Royal Bank of Canada	600,972	592,519	(8,453)
113,000 Euro settling 10/19/11	JPMorgan Chase	161,316	151,375	(9,941)
4,658,000 Indian Rupee settling 7/12/12	JPMorgan Chase	100,215	93,006	(7,209)
1,211,131 Mexican Peso settling 11/18/11	Deutsche Bank	102,987	86,948	(16,039)
260,000 Mexican Peso settling 11/18/11	Morgan Stanley	22,026	18,665	(3,361)
3,040,200 South African Rand settling 1/26/12	JPMorgan Chase	416,837	370,676	(46,161)
Sold:
2,000 British Pound settling 10/13/11	Barclays Bank	3,132	3,118	14
62,225,000 British Pound settling 10/13/11	JPMorgan Chase	99,645,871	97,025,035	2,620,836
62,225,000 British Pound settling 10/13/11	Royal Bank of Canada	99,620,980	97,025,034	2,595,946
8,549,000 Euro settling 10/19/11	Citigroup	12,023,626	11,452,239	571,387
12,343,000 Euro settling 10/19/11	Credit Suisse First Boston	17,233,914	16,534,681	699,233
12,344,000 Euro settling 10/19/11	Morgan Stanley	17,201,364	16,536,020	665,344
2,697,099 South African Rand settling 10/28/11	HSBC Bank	383,312	332,851	50,461
				$7,068,252

At September 30, 2011, High Income pledged cash collateral of $460,000 for forward foreign currency contracts.

At September 30, 2011, Global StocksPLUS® and High Income held $4,030,000, and $151,245,000, respectively, in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Funds’ investment strategies.

PIMCO Global StocksPLUS® & Income Fund
56	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

(g) Open reverse repurchase agreements at September 30, 2011:

Global StocksPLUS®:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	9/2/11	10/6/11	$1,004,364	$1,004,000
	0.45%	9/15/11	10/17/11	4,550,732	4,549,822
	0.84%	9/26/11	10/21/11	5,457,636	5,457,000
Barclays Bank	0.45%	9/1/11	10/3/11	949,356	949,000
	0.45%	9/2/11	10/6/11	1,020,370	1,020,000
	0.45%	9/6/11	10/6/11	977,305	977,000
	0.45%	9/8/11	10/12/11	561,161	561,000
	0.45%	9/9/11	10/14/11	881,242	881,000
	0.45%	9/15/11	12/19/11	2,845,569	2,845,000
	0.45%	9/26/11	10/27/11	2,608,163	2,608,000
	0.45%	9/30/11	10/31/11	1,809,023	1,809,000
	0.60%	9/1/11	10/3/11	688,344	688,000
	0.60%	9/15/11	12/19/11	2,614,697	2,614,000
	0.60%	9/16/11	10/18/11	192,048	192,000
	0.65%	9/1/11	10/3/11	1,300,705	1,300,000
	0.65%	9/6/11	10/6/11	4,242,915	4,241,000
	0.65%	9/6/11	10/12/11	1,918,866	1,918,000
	0.65%	9/7/11	10/11/11	2,757,194	2,756,000
	0.65%	9/9/11	10/14/11	6,181,454	6,179,000
	0.65%	9/15/11	12/19/11	1,166,337	1,166,000
	0.65%	9/16/11	10/18/11	3,000,812	3,000,000
	0.65%	9/19/11	10/19/11	3,054,662	3,054,000
	0.65%	9/29/11	10/25/11	1,548,056	1,548,000
	1.236%	9/23/11	10/28/11	620,170	620,000
	1.28%	8/8/11	10/10/11	1,258,408	1,255,595
Credit Suisse First Boston	0.65%	9/2/11	10/6/11	1,867,978	1,867,000
	0.65%	9/12/11	10/14/11	2,832,971	2,832,000
Deutsche Bank	0.38%	9/2/11	10/6/11	416,127	416,000
	0.40%	9/23/11	10/26/11	2,033,181	2,033,000
	0.40%	9/26/11	10/27/11	1,068,059	1,068,000
	0.60%	9/6/11	10/7/11	6,383,659	6,381,000
	0.60%	9/23/11	10/26/11	1,298,173	1,298,000
	0.60%	9/28/11	10/31/11	473,024	473,000
	0.60%	9/29/11	10/31/11	3,851,128	3,851,000
Goldman Sachs	0.24%	9/16/11	10/13/11	8,767,877	8,767,000
	0.25%	9/14/11	10/13/11	3,435,405	3,435,000
Greenwich Capital Markets	0.45%	9/2/11	10/6/11	1,751,634	1,751,000
	0.826%	9/9/11	10/12/11	2,620,322	2,619,000
	0.901%	8/2/11	1/6/12	950,425	949,000
	0.926%	9/9/11	10/12/11	2,985,689	2,984,000
	1.001%	8/2/11	1/6/12	4,300,160	4,293,000

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	57

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

5. Investments in Securities (continued)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
JPMorgan Chase	0.63%	9/26/11	10/27/11	$1,753,154	$1,753,000
Morgan Stanley	0.50%	9/6/11	10/7/11	4,260,479	4,259,000
	0.90%	9/22/11	10/25/11	662,149	662,000
	0.95%	9/22/11	10/25/11	3,758,893	3,758,000
	1.30%	8/8/11	10/10/11	5,737,387	5,724,364
					$114,365,781

High Income:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.57%	8/29/11	11/29/11	$6,908,608	$6,905,000
Barclays Bank	0.60%	9/21/11	10/4/11	55,614,268	55,605,000
	0.65%	9/21/11	10/4/11	68,905,439	68,893,000
	0.653%	8/24/11	11/29/11	963,664	963,000
	0.7643%	8/24/11	2/14/12	7,272,863	7,267,000
Credit Suisse First Boston	0.85%	8/24/11	11/16/11	28,832,846	28,807,000
Deutsche Bank	0.60%	9/21/11	10/4/11	40,843,806	40,837,000
Greenwich Capital Markets	0.45%	9/21/11	10/24/11	6,567,821	6,567,000
	0.60%	8/24/11	11/23/11	3,092,958	3,091,000
Royal Bank of Canada	0.764%	8/25/11	11/29/11	30,841,198	30,817,000
UBS	0.80%	8/24/11	2/21/12	23,853,126	23,833,000
					$273,585,000

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 2011 for Global StocksPLUS® and High Income was $111,890,716 and $149,045,969, respectively, at a weighted average interest rate of 0.61% and 0.57%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at September 30, 2011 was $120,656,666 and $290,697,284, respectively.

At September 30, 2011, Global StocksPLUS® held $130,000 in principal value of mortgage-backed securities, as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedules of Investments.

6. Income Tax Information

At September 30, 2011, the aggregate cost basis and net unrealized appreciation of investments (before options written and securities sold short) for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Global StocksPLUS®	$250,260,592	$22,603,418	$9,274,721	$13,328,697
High Income	1,384,964,728	133,480,380	61,150,686	72,329,694

The difference between book and tax cost basis was attributable to wash sale loss deferrals.

PIMCO Global StocksPLUS® & Income Fund
58	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Notes to Financial Statements

September 30, 2011 (unaudited)

7. Auction-Rate Preferred Shares — High Income

High Income has 2,336 shares of Preferred Shares Series M, 2,336 shares of Preferred Shares Series T, 2,336 shares of Preferred Shares Series W, 2,336 shares of Preferred Shares Series TH and 2,336 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or default procedures in the event of auction failure). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended September 30, 2011, the annualized dividend rates ranged from:

	High	Low	At September 30, 2011
Series M	0.195%	0.045%	0.045%

Series T	0.180%	0.045%	0.090%

Series W	0.150%	0.045%	0.075%

Series TH	0.240%	0.045%	0.090%

Series F	0.225%	0.045%	0.045%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Fund have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Fund have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Fund’s ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Fund’s common shareholders could be adversely affected.

On September 12, 2011, Moody’s Investor Service downgraded its rating of each series of the Fund’s Preferred Shares from Aaa to Aa2.

See Note “8. Legal Proceedings” for a discussion of shareholder demand letters received by the Fund and certain other closed-end funds managed by the Investment Manager.

8. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	59

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Notes to Financial Statements

September 30, 2011 (unaudited)

8. Legal Proceedings (continued)

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims. In April 2011, the MDL Court granted final approval of the settlement.

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including High Income and certain other funds sub-advised by the Sub-Adviser, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation in August 2010, the independent trustees of High Income rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

9. Subsequent Events

On October 3, 2011, the following dividends were declared to common shareholders payable November 1, 2011 to shareholders of record on October 13, 2011:

Global StocksPLUS®	$0.18335 per common share
High Income	$0.121875 per common share

On November 1, 2011, the following dividends were declared to common shareholders payable December 1, 2011 to shareholders of record on November 14, 2011:

Global StocksPLUS®	$0.18335 per common share
High Income	$0.121875 per common share

The Funds’ amended Dividend Reinvestment Plan will become effective on November 15, 2011, for distributions paid after December 15, 2011.

PIMCO Global StocksPLUS® & Income Fund
60	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended September 30, 2011		Year ended March 31,
	(unaudited)		2011	2010	2009		2008		2007
Net asset value, beginning of period	$14.88		$12.52	$6.59	$22.88		$27.56		$26.04
Investment Operations:
Net investment income	0.88		1.75	1.24	0.63		1.22		1.04
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, securities sold short and foreign currency transactions	(3.70)		2.81	6.89	(12.03)		(2.88)		2.92
Total from investment operations	(2.82)		4.56	8.13	(11.40)		(1.66)		3.96
Dividends and Distributions to Shareholders from:
Net investment income	(1.10)		(2.20)	(1.66)	(2.82)		(2.61)		(2.24)
Net realized gains	–		–	–	(2.07)		(0.41)		(0.20)
Return of capital	–		–	(0.54)	–		–		–
Total dividends and distributions to shareholders	(1.10)		(2.20)	(2.20)	(4.89)		(3.02)		(2.44)
Net asset value, end of period	$10.96		$14.88	$12.52	$6.59		$22.88		$27.56
Market price, end of period	$17.83		$24.48	$19.05	$8.64		$22.20		$27.36
Total Investment Return (1)	(23.20)%		43.45%	155.94%	(40.72)%		(8.02)%		22.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$111,783		$150,881	$125,370	$64,444		$214,858		$258,779
Ratio of expenses to average net assets, including interest expense (3)	2.56	%(4)	2.81%	2.90%	3.25	%(2)	3.14	%(2)	2.66	%(2)
Ratio of expenses to average net assets, excluding interest expense (3)	2.06	%(4)	2.20%	2.32%	1.88	%(2)	1.51	%(2)	1.42	%(2)
Ratio of net investment income to average net assets	12.60	%(4)	13.07%	12.27%	3.43%		4.62%		3.91%
Portfolio turnover rate	36%		80%	135%	214%		156%		86%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(o) in Notes to Financial Statements).
(3)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(4)	Annualized.

PIMCO Global StocksPLUS® & Income Fund
See accompanying Notes to Financial Statements. | 9.30.11 | PIMCO High Income Fund Semi-Annual Report	61

PIMCO High Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended September 30, 2011		Year ended March 31,
	(unaudited)		2011	2010	2009		2008		2007
Net asset value, beginning of period	$9.42		$8.73	$3.49	$11.28		$15.19		$15.02
Investment Operations:
Net investment income	0.52		1.13	1.13	1.37		1.71		1.68
Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(1.74)		1.03	5.58	(7.55)		(2.64)		0.67
Total from investment operations	(1.22)		2.16	6.71	(6.18)		(0.93)		2.35
Dividends and Distributions on Preferred Shares from:
Net investment income	–	*	(0.01)	(0.01)	(0.15)		(0.36)		(0.36)
Net realized gains	–		–	–	–		(0.04)		(0.03)
Total dividends and distributions on preferred shares	–	*	(0.01)	(0.01)	(0.15)		(0.40)		(0.39)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(1.22)		2.15	6.70	(6.33)		(1.33)		1.96
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.73)		(1.46)	(1.39)	(1.46)		(1.46)		(1.46)
Net realized gains	–		–	–	–		(1.12)		(0.33)
Return of capital	–		–	(0.07)	–		–		–
Total dividends and distributions to common shareholders	(0.73)		(1.46)	(1.46)	(1.46)		(2.58)		(1.79)
Net asset value, end of period	$7.47		$9.42	$8.73	$3.49		$11.28		$15.19
Market price, end of period	$11.39		$14.01	$12.24	$5.57		$11.72		$15.96
Total Investment Return (1)	(13.82)%		28.94%	156.33%	(42.27)%		(10.55)%		19.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$906,872		$1,138,186	$1,046,236	$412,833		$1,319,726		$1,756,273
Ratio of expenses to average net assets including interest expense (2)(4)	1.12	%(5)	1.11%	1.25%	1.64	%(3)	1.53	%(3)	1.55	%(3)
Ratio of expenses to average net assets excluding interest expense (2)(4)	1.03	%(5)	1.04%	1.15%	1.62	%(3)	1.32	%(3)	1.28	%(3)
Ratio of net investment income to average net assets (2)	11.72	%(5)	12.74%	16.69%	17.16%		12.49%		11.29%
Preferred shares asset coverage per share	$102,643		$122,446	$114,573	$55,773		$61,644		$73,758
Portfolio turnover rate	9%		89%	138%	261%		99%		53%

*	Less than $(0.005) per common share.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends and capital gain distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(o) in Notes to Financial Statements).
(4)	Interest expense primarily relates to participation in reverse repurchase agreement transactions.
(5)	Annualized.

PIMCO Global StocksPLUS® & Income Fund
62	PIMCO High Income Fund Semi-Annual Report | 9.30.11 | See accompanying Notes to Financial Statements.

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Annual Shareholder Meeting Results/Changes in Investment Policy/

Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

Global StocksPLUS® held its annual meeting of shareholders on July 20, 2011.

Shareholders voted as indicated below:

	Affirmative	Withheld Authority
Election of Bradford K. Gallagher – Class II to serve until 2013	9,021,279	200,357
Re-election of Alan Rappaport – Class III to serve until 2014	8,926,342	295,294
Election of Deborah A. Zoullas – Class II to serve until 2013	9,014,115	207,521
Re-election of John C. Maney† – Class III to serve until 2014	8,966,258	255,378

The other members of the Board of Trustees as of the time of the meeting, namely, Messrs. Paul Belica, James A. Jacobson, Hans W. Kertess, and William B. Ogden, IV, continued to serve as Trustees of the Fund.

† Interested Trustee

Changes in Investment Policy — High Income:

Effective April 20, 2011, High Income’s duration guidelines were expanded such that, under normal market conditions, the Fund will maintain an average portfolio duration of between zero and eight years. High Income previously observed intermediate average portfolio duration ranges — normally between four and eight years.

Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer a security’s duration, the more sensitive it will be to changes in interest rates — i.e., the prices of the debt obligations typically fall when market interest rates rise. Please see “2. Principal Risks” in the Notes to Financial Statements for additional discussion of interest rate risk.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	63

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Matters Relating to the Trustees’ Consideration of the Investment Management &

Portfolio Management Agreements (unaudited)

Global StocksPLUS®:

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Fund’s Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 14-15, 2011 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2011.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Morningstar Associates LLC (“Morningstar”) on the net return investment performance (based on net assets) of the Fund for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Morningstar and the performance of an applicable benchmark index, (ii) information provided by Morningstar on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Morningstar, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the one year period ended March 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s

PIMCO Global StocksPLUS® & Income Fund
64	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund

Matters Relating to the Trustees’ Consideration of the Investment Management &

Portfolio Management Agreements (unaudited) (continued)

or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Morningstar, the Trustees also reviewed the Fund’s net return investment performance as well as the performance of comparable funds identified by Morningstar. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total net expense ratio as a percentage of average net assets attributable to common shares and the management fee and total net expense ratios of comparable funds identified by Morningstar.

The Trustees specifically took note of how the Fund compared to its Morningstar peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Morningstar categories were separately charged such a fee by their investment managers, so that the total net expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total net expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Fund) and does not reflect interest expense.

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of thirteen closed-end funds including the Fund. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $34.22 million to $1,363.50 million, and that eight of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked eleventh out of thirteen funds in the expense peer group for total net expense ratio based on common share assets, fifth out of thirteen funds in the expense peer group for the total net expense ratio based on common share and leveraged assets combined and eighth out of thirteen funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked thirteen having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund outperformed its benchmark and was ranked first for the one-year, three-year and five-year periods ended February 28, 2011 against a peer group of thirteen, thirteen and ten funds, respectively.

Because the Sub-Adviser does not manage any funds or institutional separate accounts with investment strategies similar to the Fund, the Trustees did not consider the management fees charged by the Sub-Adviser to other clients.

The Trustees also took into account that the Fund uses leverage, such as by the use of reverse repurchase agreements, which increase total assets and thus the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on total managed assets). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Fund to continue to have leverage outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand and the Fund’s shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser and the presentations by portfolio managers and determined that the Fund’s use of leverage continues to be appropriate and in the best interests of the Fund’s shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability did not appear to be excessive.

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	65

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited) (continued)

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

High Income:

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Fund’s Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 14-15, 2011 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2011.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Morningstar Associates LLC (“Morningstar”) on the net return investment performance (based on net assets) of the Fund for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Morningstar and the performance of an applicable benchmark index, (ii) information provided by Morningstar on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Morningstar, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund for the one year period ended March 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

PIMCO Global StocksPLUS® & Income Fund
66	PIMCO High Income Fund Semi-Annual Report | 9.30.11

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited) (continued)

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Morningstar, the Trustees also reviewed the Fund’s net return investment performance as well as the performance of comparable funds identified by Morningstar. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total net expense ratio as a percentage of average net assets attributable to common shares and the management fee and total net expense ratios of comparable funds identified by Morningstar.

The Trustees specifically took note of how the Fund compared to its Morningstar peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Morningstar categories were separately charged such a fee by their investment managers, so that the total net expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total net expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Fund) and does not reflect interest expense.

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of eleven to twelve closed-end funds including the Fund. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $51.42 million to $806 million for the non-leveraged expense group and from $63.12 million to $1,533.25 million for the leveraged expense group, and that none of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked first out of eleven funds in the expense peer group for total net expense ratio based on common share assets, and first out of twelve funds in the expense peer group for the total net expense ratio based on common share and leveraged assets combined and fifth out of eleven funds in actual management fees (with funds ranked first having the lowest fees/expenses in the peer group).

PIMCO Global StocksPLUS® & Income Fund
9.30.11 | PIMCO High Income Fund Semi-Annual Report	67

PIMCO Global StocksPLUS® & Income Fund/PIMCO High Income Fund
Matters Relating to the Trustees’ Consideration of the Investment Management &
Portfolio Management Agreements (unaudited) (continued)

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund outperformed its benchmark and was ranked first out of twelve funds for the one-year period ended February 28, 2011. The Trustees noted that the Fund outperformed its benchmark and was ranked fourth out of twelve and eleven funds for the three-year and five-year periods ended February 28, 2011, respectively.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund is generally higher than the fees paid by these clients of the Sub-Adviser, but the Trustees were advised by the Sub-Adviser that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund is generally higher than the fees paid by the open-end fund offered for comparison but were advised that there are additional portfolio management challenges in managing the Fund, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s net assets, including assets attributable to preferred shares outstanding. In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that the Fund’s use of leverage through preferred shares continues to be appropriate and in the best interests of the Fund’s shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded with respect to the Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

PIMCO Global StocksPLUS® & Income Fund
68	PIMCO High Income Fund Semi-Annual Report | 9.30.11

Trustees Hans W. Kertess Chairman of the Board of Trustees Paul Belica Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport Deborah A. Zoullas

Fund Officers

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Global StocksPLUS® & Income Fund and PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2011-10-28-2061

AZ607SA_093011

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. INVESTMENTS

(a)          The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPLUS® & Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date:	November 29, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date:	November 29, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	November 29, 2011